UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4707

Fidelity Advisor Series II
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor® Strategic
Income Fund
Class A
Class T
Class B
Class C
Institutional Class

March 31, 2013

1.799881.109

SI-QTLY-0513

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 40.4%
		Principal Amount (000s)(d)	Value (000s)
Convertible Bonds - 0.3%
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.1%
TRW Automotive, Inc. 3.5% 12/1/15		$ 8,595	$ 16,696
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
Nuance Communications, Inc.:
2.75% 8/15/27		4,830	5,865
2.75% 11/1/31		830	857
			6,722
MATERIALS - 0.1%
Metals & Mining - 0.1%
Vedanta Resources Jersey II Ltd. 4% 3/30/17		13,700	13,700
TOTAL CONVERTIBLE BONDS			37,118
Nonconvertible Bonds - 40.1%
CONSUMER DISCRETIONARY - 5.8%
Auto Components - 0.5%
Affinia Group, Inc.:
9% 11/30/14		5,140	5,153
10.75% 8/15/16 (f)		1,611	1,748
Cooper Standard Auto, Inc. 8.5% 5/1/18		1,775	1,926
Dana Holding Corp.:
6.5% 2/15/19		3,770	4,043
6.75% 2/15/21		1,400	1,533
Delphi Corp.:
5% 2/15/23		4,885	5,166
5.875% 5/15/19		5,365	5,794
6.125% 5/15/21		5,255	5,781
Exide Technologies 8.625% 2/1/18		2,135	1,815
International Automotive Components Group SA 9.125% 6/1/18 (f)		5,245	5,193
Lear Corp. 4.75% 1/15/23 (f)		4,920	4,785
PT Gadjah Tunggal Tbk 7.75% 2/6/18 (f)		2,855	2,969
Stoneridge, Inc. 9.5% 10/15/17 (f)		2,330	2,505
Tenneco, Inc.:
6.875% 12/15/20		6,205	6,818
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Auto Components - continued
Tenneco, Inc.: - continued
7.75% 8/15/18		$ 1,545	$ 1,692
Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc. 10.625% 9/1/17 (f)		4,917	5,482
			62,403
Automobiles - 0.1%
Ford Motor Co. 7.45% 7/16/31		2,365	2,991
General Motors Corp.:
6.75% 5/1/28 (c)		10,670	0
7.125% 7/15/13 (c)		1,605	0
7.2% 1/15/11 (c)		4,015	0
7.4% 9/1/25 (c)		500	0
7.7% 4/15/16 (c)		7,804	0
8.25% 7/15/23 (c)		4,845	0
8.375% 7/15/33 (c)		7,015	0
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 9.5% 12/1/19 (f)		3,970	4,546
			7,537
Distributors - 0.0%
Innovation Ventures LLC/Innovation Ventures Finance Corp. 9.5% 8/15/19 (f)		3,680	3,100
Diversified Consumer Services - 0.2%
Laureate Education, Inc. 9.25% 9/1/19 (f)		18,715	20,797
Hotels, Restaurants & Leisure - 1.0%
Arcos Dorados Holdings, Inc. 10.25% 7/13/16 (f)	BRL	14,580	7,522
Caesars Entertainment Operating Co., Inc. 8.5% 2/15/20		4,695	4,636
Chester Downs & Marina LLC 9.25% 2/1/20 (f)		1,520	1,429
Choice Hotels International, Inc. 5.75% 7/1/22		1,445	1,599
FelCor Lodging LP 5.625% 3/1/23 (f)		4,185	4,269
Graton Economic Development Authority 9.625% 9/1/19 (f)		10,505	11,739
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17		4,365	4,932
Landry's Holdings II, Inc. 10.25% 1/1/18 (f)		4,990	5,190
MCE Finance Ltd. 5% 2/15/21 (f)		9,965	10,015
Mohegan Tribal Gaming Authority 11% 9/15/18 pay-in-kind (f)(j)		2,333	2,036
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
MTR Gaming Group, Inc. 11.5% 8/1/19 pay-in-kind		$ 3,256	$ 3,365
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 8.25% 12/15/17 (f)		2,471	2,681
NCL Corp. Ltd. 9.5% 11/15/18		943	1,066
Palace Entertainment Holdings LLC/Corp. 8.875% 4/15/17 (f)		1,135	1,203
RHP Hotel Properties LP/RHP Finance Co. 5% 4/15/21 (f)		4,360	4,387
Seven Seas Cruises S de RL LLC 9.125% 5/15/19		670	720
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (f)		1,540	1,534
Six Flags Entertainment Corp. 5.25% 1/15/21 (f)		7,515	7,496
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 8.625% 4/15/16 (f)		580	621
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (f)		646	198
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.375% 3/15/22		14,400	15,066
7.75% 8/15/20		22,030	24,674
			116,378
Household Durables - 0.9%
Arcelik A/S 5% 4/3/23 (f)		3,230	3,222
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (f)		2,595	2,777
D.R. Horton, Inc. 4.375% 9/15/22		5,395	5,301
Dispensing Dynamics International 12.5% 1/1/18 (f)		2,505	2,593
Jarden Corp. 6.125% 11/15/22		3,220	3,462
Reliance Intermediate Holdings LP 9.5% 12/15/19 (f)		6,915	7,710
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		24,830	25,389
6.875% 2/15/21		6,200	6,603
7.125% 4/15/19		12,480	13,400
8.25% 2/15/21		12,215	12,581
8.5% 5/15/18 (e)		445	468
9% 4/15/19		5,420	5,732
9.875% 8/15/19		6,425	7,043
Sealy Mattress Co. 10.875% 4/15/16 (f)		1,124	1,189
Standard Pacific Corp.:
8.375% 5/15/18		2,255	2,655
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Standard Pacific Corp.: - continued
8.375% 1/15/21		$ 4,340	$ 5,132
Tempur-Pedic International, Inc. 6.875% 12/15/20 (f)		2,010	2,146
Toll Brothers Finance Corp. 5.875% 2/15/22		5,175	5,744
			113,147
Internet & Catalog Retail - 0.0%
Netflix, Inc. 5.375% 2/1/21 (f)		4,010	3,990
Leisure Equipment & Products - 0.1%
Cedar Fair LP/Magnum Management Corp. 9.125% 8/1/18		7,710	8,616
Easton-Bell Sports, Inc. 9.75% 12/1/16		1,505	1,622
			10,238
Media - 2.3%
AMC Networks, Inc. 4.75% 12/15/22		3,080	3,065
Bresnan Broadband Holdings LLC 8% 12/15/18 (f)		2,255	2,458
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23		6,575	6,378
5.25% 3/15/21 (f)		4,975	4,944
5.25% 9/30/22		7,240	7,113
5.75% 9/1/23 (f)		3,940	3,950
6.5% 4/30/21		10,200	10,787
6.625% 1/31/22		8,220	8,795
7.375% 6/1/20		5,685	6,296
7.875% 4/30/18		2,920	3,106
8.125% 4/30/20		6,955	7,772
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (f)		6,305	6,541
Checkout Holding Corp. 0% 11/15/15 (f)		3,225	2,451
Cinemark USA, Inc. 5.125% 12/15/22 (f)		1,470	1,477
Clear Channel Communications, Inc.:
5.5% 9/15/14		485	475
9% 12/15/19 (f)		2,177	2,093
10.75% 8/1/16		17,155	13,252
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22 (f)		7,985	8,324
6.5% 11/15/22 (f)		21,590	22,777
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
DISH DBS Corp.:
5% 3/15/23 (f)		$ 14,540	$ 14,286
5.875% 7/15/22		30,695	32,191
6.75% 6/1/21		9,370	10,389
EchoStar Communications Corp. 7.125% 2/1/16		18,425	20,452
Liberty Media Corp. 8.5% 7/15/29		6,535	7,262
Livent, Inc. yankee 9.375% 10/15/04 (c)		300	0
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (f)		14,840	14,692
MDC Partners, Inc.:
6.75% 4/1/20 (f)		3,930	3,989
11% 11/1/16		845	938
MediMedia USA, Inc. 11.375% 11/15/14 (f)		850	825
Quebecor Media, Inc. 5.75% 1/15/23 (f)		7,660	7,794
Regal Entertainment Group 5.75% 2/1/25		1,425	1,397
Sheridan Group, Inc. 12.5% 4/15/14		2,986	2,717
Sinclair Television Group, Inc. 5.375% 4/1/21 (f)(h)		4,940	4,903
Sirius XM Radio, Inc. 5.25% 8/15/22 (f)		4,765	4,872
Starz LLC/Starz Finance Corp. 5% 9/15/19		4,305	4,434
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		6,140	6,677
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (f)		5,540	5,706
WMG Acquisition Corp. 11.5% 10/1/18		15,140	17,752
			283,330
Specialty Retail - 0.4%
Asbury Automotive Group, Inc. 8.375% 11/15/20		1,455	1,622
Jo-Ann Stores, Inc. 9.75% 10/15/19 pay-in-kind (f)(j)		4,660	4,881
Limited Brands, Inc. 5.625% 2/15/22		6,880	7,276
Michaels Stores, Inc. 7.75% 11/1/18		3,580	3,911
Office Depot, Inc. 9.75% 3/15/19 (f)		3,730	4,373
Petco Holdings, Inc. 8.5% 10/15/17 pay-in-kind (f)		5,250	5,414
Sally Holdings LLC 6.875% 11/15/19		3,305	3,669
Sonic Automotive, Inc. 9% 3/15/18		9,150	10,019
Spencer Spirit Holdings, Inc./Spencer Gifts LLC/Spirit Halloween Superstores 11% 5/1/17 (f)		2,770	3,005
			44,170
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.3%
Burlington Holdings LLC/Burlington Holding Finance, Inc. 9% 2/15/18 pay-in-kind (f)(j)		$ 5,000	$ 5,075
Hanesbrands, Inc. 6.375% 12/15/20		7,350	7,956
Levi Strauss & Co. 7.625% 5/15/20		9,350	10,285
Polymer Group, Inc. 7.75% 2/1/19		1,575	1,717
PVH Corp. 4.5% 12/15/22		10,925	10,747
			35,780
TOTAL CONSUMER DISCRETIONARY			700,870
CONSUMER STAPLES - 1.0%
Food & Staples Retailing - 0.4%
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (f)		8,755	9,477
Cosan Luxembourg SA 5% 3/14/23 (f)		980	986
ESAL GmbH 6.25% 2/5/23 (f)		3,890	3,890
Grifols, Inc. 8.25% 2/1/18		4,920	5,412
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (f)		9,880	9,892
Rite Aid Corp.:
8% 8/15/20		4,380	4,949
9.25% 3/15/20		8,445	9,532
10.25% 10/15/19		1,835	2,117
Shearers Foods LLC/Chip Finance Corp. 9% 11/1/19 (f)		1,465	1,604
Tops Markets LLC 8.875% 12/15/17 (f)		2,820	3,095
			50,954
Food Products - 0.4%
Agrokor d.d. 8.875% 2/1/20 (f)		2,655	2,914
Darling International, Inc. 8.5% 12/15/18		1,130	1,285
Dean Foods Co. 9.75% 12/15/18		7,250	8,338
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc. 9.875% 2/1/20 (f)		9,075	9,960
Gruma S.A.B. de CV 7.75% (Reg. S) (g)		6,630	6,696
JBS USA LLC/JBS USA Finance, Inc.:
8.25% 2/1/20 (f)		3,315	3,622
11.625% 5/1/14		5,200	5,746
Michael Foods Holding, Inc. 8.5% 7/15/18 pay-in-kind (f)(j)		1,770	1,832
Michael Foods, Inc. 9.75% 7/15/18		1,885	2,097
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - continued
Post Holdings, Inc. 7.375% 2/15/22		$ 1,055	$ 1,154
Smithfield Foods, Inc. 6.625% 8/15/22		4,710	5,134
			48,778
Household Products - 0.1%
Spectrum Brands Escrow Corp.:
6.375% 11/15/20 (f)		1,415	1,514
6.625% 11/15/22 (f)		1,675	1,822
Spectrum Brands Holdings, Inc. 9.5% 6/15/18		2,890	3,273
			6,609
Personal Products - 0.1%
Elizabeth Arden, Inc. 7.375% 3/15/21		1,560	1,739
NBTY, Inc. 9% 10/1/18		5,005	5,593
Prestige Brands, Inc. 8.125% 2/1/20		770	869
Revlon Consumer Products Corp. 5.75% 2/15/21 (f)		9,025	9,048
			17,249
TOTAL CONSUMER STAPLES			123,590
ENERGY - 6.0%
Energy Equipment & Services - 0.5%
Atwood Oceanics, Inc. 6.5% 2/1/20		1,120	1,218
Basic Energy Services, Inc. 7.75% 10/15/22		3,640	3,749
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (f)		5,735	5,907
Drill Rigs Holdings, Inc. 6.5% 10/1/17 (f)		3,410	3,436
Forbes Energy Services Ltd. 9% 6/15/19		3,755	3,642
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (f)		2,298	2,355
Offshore Group Investment Ltd. 7.125% 4/1/23 (f)		6,185	6,309
Oil States International, Inc.:
5.125% 1/15/23 (f)		3,665	3,665
6.5% 6/1/19		3,855	4,125
Pacific Drilling V Ltd. 7.25% 12/1/17 (f)		9,695	10,228
Pioneer Drilling Co. 9.875% 3/15/18		3,410	3,734
Precision Drilling Corp. 6.5% 12/15/21		940	1,003
Pride International, Inc. 6.875% 8/15/20		3,150	3,949
Trinidad Drilling Ltd. 7.875% 1/15/19 (f)		1,615	1,732
			55,052
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - 5.5%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23		$ 7,005	$ 6,900
Afren PLC 11.5% 2/1/16 (f)		3,175	3,762
Atlas Pipeline Escrow LLC 6.625% 10/1/20 (f)		3,615	3,760
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. 6.625% 10/1/20 (f)		1,210	1,261
Berry Petroleum Co. 10.25% 6/1/14		2,220	2,420
Calumet Specialty Products Partners LP/Calumet Finance Corp.:
9.375% 5/1/19		3,750	4,200
9.625% 8/1/20 (f)		4,800	5,406
Carrizo Oil & Gas, Inc. 8.625% 10/15/18		9,835	10,769
Chaparral Energy, Inc. 9.875% 10/1/20		1,845	2,126
Concho Resources, Inc.:
5.5% 4/1/23		8,340	8,653
6.5% 1/15/22		6,135	6,656
7% 1/15/21		2,855	3,155
Continental Resources, Inc.:
5% 9/15/22		24,090	25,415
7.125% 4/1/21		2,540	2,864
8.25% 10/1/19		885	985
Crestwood Midstream Partners LP/Finance Corp.:
7.75% 4/1/19		2,235	2,330
7.75% 4/1/19 (f)		4,590	4,728
Crosstex Energy L.P./Crosstex Energy Finance Corp. 8.875% 2/15/18		4,920	5,314
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22 (f)		7,290	7,472
Denbury Resources, Inc. 8.25% 2/15/20		3,877	4,342
DTEK Finance BV 9.5% 4/28/15 (f)		3,235	3,405
Eagle Rock Energy Partners LP / Eagle Rock Energy Finance Corp. 8.375% 6/1/19		5,125	5,407
Energy Partners Ltd. 8.25% 2/15/18		6,600	7,013
Energy Transfer Equity LP 7.5% 10/15/20		10,210	11,767
Energy XXI Gulf Coast, Inc. 9.25% 12/15/17		12,735	14,391
EPL Oil & Gas, Inc. 8.25% 2/15/18 (f)		4,890	5,171
Everest Acquisition LLC/Everest Acquisition Finance, Inc. 6.875% 5/1/19		5,580	6,096
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
EXCO Resources, Inc. 7.5% 9/15/18		$ 8,000	$ 7,570
Forest Oil Corp. 7.5% 9/15/20 (f)		6,705	7,074
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21 (f)		2,400	2,472
Georgian Oil & Gas Corp. 6.875% 5/16/17 (f)		2,740	2,863
Goodrich Petroleum Corp. 8.875% 3/15/19		3,485	3,607
Halcon Resources Corp. 8.875% 5/15/21 (f)		4,140	4,430
Hiland Partners LP/Finance Corp. 7.25% 10/1/20 (f)		2,325	2,540
Indo Energy Finance II BV 6.375% 1/24/23 (f)		2,935	3,016
Inergy Midstream LP/Inergy Finance Corp. 6% 12/15/20 (f)		6,670	6,937
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (f)		3,510	4,085
7% 5/5/20 (f)		4,100	4,879
9.125% 7/2/18 (f)		4,825	6,074
Kodiak Oil & Gas Corp. 5.5% 1/15/21 (f)		2,030	2,121
Laredo Pete, Inc. 7.375% 5/1/22		5,910	6,471
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (f)		3,640	3,722
7.75% 2/1/21		20,160	21,622
8.625% 4/15/20		19,045	20,997
Markwest Energy Partners LP/Markwest Energy Finance Corp.:
5.5% 2/15/23		2,325	2,430
6.25% 6/15/22		6,243	6,727
6.75% 11/1/20		1,880	2,054
Naftogaz of Ukraine NJSC 9.5% 9/30/14		6,350	6,493
Newfield Exploration Co.:
5.625% 7/1/24		5,200	5,369
6.875% 2/1/20		12,875	13,808
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20 (f)		2,245	2,380
OGX Petroleo e Gas Participacoes SA 8.5% 6/1/18 (f)		5,615	4,352
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (f)		6,574	7,534
Pan American Energy LLC 7.875% 5/7/21 (f)		5,800	5,539
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20 (f)		9,325	10,258
Pemex Project Funding Master Trust:
5.75% 3/1/18		4,060	4,659
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Pemex Project Funding Master Trust: - continued
6.625% 6/15/35		$ 10,835	$ 13,002
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21		5,230	5,643
6.875% 1/20/40		3,505	3,996
8.375% 12/10/18		4,735	5,909
Petroleos de Venezuela SA:
4.9% 10/28/14		17,475	16,732
5.375% 4/12/27		9,810	6,793
5.5% 4/12/37		4,980	3,337
8% 11/17/13		2,830	2,838
8.5% 11/2/17 (f)		50,405	48,893
9% 11/17/21 (Reg. S)		7,950	7,553
9.75% 5/17/35 (f)		10,440	9,845
12.75% 2/17/22 (f)		18,475	20,969
Petroleos Mexicanos:
3.5% 1/30/23 (f)		1,755	1,751
4.875% 1/24/22		3,930	4,343
5.5% 1/21/21		4,960	5,714
5.5% 6/27/44		5,525	5,705
5.5% 6/27/44 (f)		1,915	1,972
6% 3/5/20		2,990	3,528
6.5% 6/2/41		4,275	5,034
6.625% (f)(g)		14,915	15,758
8% 5/3/19		2,695	3,463
Pioneer Natural Resources Co. 7.5% 1/15/20		8,285	10,408
PT Adaro Indonesia 7.625% 10/22/19 (f)		2,499	2,705
PT Pertamina Persero:
4.875% 5/3/22 (f)		5,190	5,398
5.25% 5/23/21 (f)		3,185	3,400
6% 5/3/42 (f)		4,240	4,304
6.5% 5/27/41 (f)		4,930	5,300
QEP Resources, Inc. 5.25% 5/1/23		5,955	6,089
QR Energy LP/QRE Finance Corp. 9.25% 8/1/20		4,060	4,293
Range Resources Corp.:
5% 8/15/22		4,170	4,259
5% 3/15/23 (f)		9,130	9,313
5.75% 6/1/21		2,030	2,177
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Regency Energy Partners LP/Regency Energy Finance Corp. 6.875% 12/1/18		$ 6,445	$ 7,025
Rosetta Resources, Inc. 9.5% 4/15/18		3,565	3,939
Sabine Pass Liquefaction LLC 5.625% 2/1/21 (f)		875	908
Southern Star Central Corp. 6.75% 3/1/16		1,560	1,580
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.25% 5/1/23 (f)		1,300	1,352
6.375% 8/1/22		2,660	2,906
6.875% 2/1/21		2,785	3,050
11.25% 7/15/17		4,265	4,617
Teekay Corp. 8.5% 1/15/20		3,695	4,000
Tennessee Gas Pipeline Co.:
7% 10/15/28		550	747
7.625% 4/1/37		1,035	1,462
8.375% 6/15/32		1,155	1,636
Tesoro Corp.:
4.25% 10/1/17		2,970	3,104
5.375% 10/1/22		3,340	3,482
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 5.875% 10/1/20 (f)		1,010	1,061
Venoco, Inc. 8.875% 2/15/19		3,090	2,997
W&T Offshore, Inc. 8.5% 6/15/19		4,890	5,318
Western Refining, Inc. 6.25% 4/1/21 (f)		6,375	6,518
WPX Energy, Inc. 6% 1/15/22		7,035	7,387
Zhaikmunai International BV 7.125% 11/13/19 (f)		5,430	5,776
			667,140
TOTAL ENERGY			722,192
FINANCIALS - 6.9%
Capital Markets - 0.0%
Penson Worldwide, Inc. 12.5% 5/15/17 (c)(f)		3,580	1,047
Commercial Banks - 1.5%
Access Finance BV 7.25% 7/25/17 (f)		2,850	3,028
Akbank T.A.S.:
3.875% 10/24/17 (f)		2,830	2,876
5.125% 7/22/15 (f)		2,750	2,882
Banco de Bogota SA 5.375% 2/19/23 (f)		1,855	1,918
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
BBVA Paraguay SA 9.75% 2/11/16 (f)		$ 4,430	$ 4,829
CIT Group, Inc.:
5% 8/15/22		8,305	8,868
5.25% 3/15/18		24,005	25,925
5.375% 5/15/20		10,385	11,398
5.5% 2/15/19 (f)		35,510	38,972
Credit Commercial de France 1.875% 1/16/20	EUR	9,500	12,200
Development Bank of Kazakhstan JSC 4.125% 12/10/22 (f)		3,095	2,994
Development Bank of Philippines 8.375% (g)(j)		6,440	7,052
Eastern and Southern African Trade and Development Bank 6.875% 1/9/16 (Reg. S)		2,385	2,504
Finansbank A/S 5.15% 11/1/17 (f)		6,430	6,526
Georgia Bank Joint Stock Co. 7.75% 7/5/17 (f)		5,745	6,104
HSBK (Europe) BV:
7.25% 5/3/17 (f)		4,445	4,773
9.25% 10/16/13 (f)		2,747	2,833
International Bank for Reconstruction & Development 8% 6/20/13	NGN	290,000	1,833
JSC Kazkommertsbank BV 8% 11/3/15 (f)		3,060	3,045
JSC Oschadbank 8.25% 3/10/16 (Issued by SSB #1 PLC for JSC Oschadbank)		950	935
Kazkommerts International BV 7.875% 4/7/14 (Reg. S)		3,165	3,206
Magyar Export-Import Bank 5.5% 2/12/18 (f)		2,860	2,860
RSHB Capital SA 6% 6/3/21 (f)(j)		2,155	2,236
The State Export-Import Bank of Ukraine JSC 5.7928% 2/9/16 (Issued by Credit Suisse First Boston International for The State Export-Import Bank of Ukraine JSC) (e)		3,550	3,186
Turkiye Garanti Bankasi A/S 4% 9/13/17 (f)		2,420	2,487
Vimpel Communications 8.25% 5/23/16 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		10,285	11,519
Vnesheconombank Via VEB Finance PLC 6.025% 7/5/22 (f)		4,350	4,801
			181,790
Consumer Finance - 2.7%
Ally Financial, Inc.:
5.5% 2/15/17		7,530	8,151
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
Ally Financial, Inc.: - continued
7.5% 9/15/20		$ 47,655	$ 58,139
8% 3/15/20		39,660	49,178
Ford Motor Credit Co. LLC:
4.25% 2/3/17		17,800	19,049
4.25% 9/20/22		5,147	5,325
5.75% 2/1/21		2,370	2,687
5.875% 8/2/21		17,745	20,299
General Motors Acceptance Corp. 8% 11/1/31		27,890	35,141
GMAC LLC 8% 11/1/31		64,378	81,438
SLM Corp.:
5.5% 1/25/23		19,170	19,030
6% 1/25/17		9,240	10,025
7.25% 1/25/22		8,430	9,399
8% 3/25/20		7,185	8,335
			326,196
Diversified Financial Services - 1.9%
Aquarius Investments Luxemburg 8.25% 2/18/16		5,155	5,542
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		7,200	7,299
CDW LLC/CDW Finance Corp. 8% 12/15/18		1,590	1,781
Citigroup, Inc. 5.9% (g)(j)		13,975	14,504
Dignity Finance PLC:
6.31% 12/31/23 (Reg. S)	GBP	207	388
8.151% 12/31/30	GBP	475	1,049
European Economic Community:
2.5% 11/4/27 (Reg. S)	EUR	4,200	5,483
2.875% 4/4/28	EUR	6,500	8,831
Fibria Overseas Finance Ltd. 7.5% 5/4/20 (f)		2,575	2,866
FMS Wertmanagement AoeR 3% 9/8/21	EUR	11,500	16,414
GE Capital UK Funding 4.375% 7/31/19	GBP	2,550	4,303
General Motors Financial Co., Inc. 6.75% 6/1/18		6,140	6,954
High Speed Rail Finance 1 PLC 4.375% 11/1/38	GBP	5,500	8,675
Hilcorp Energy I LP/Hilcorp Finance Co. 7.625% 4/15/21 (f)		4,195	4,604
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16		14,795	15,405
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Icahn Enterprises LP/Icahn Enterprises Finance Corp.: - continued
8% 1/15/18		$ 29,652	$ 31,728
Indo Energy Finance BV 7% 5/7/18 (f)		5,810	6,260
Lynx I Corp. 5.375% 4/15/21 (f)		3,220	3,357
Lynx II Corp. 6.375% 4/15/23 (f)		1,820	1,902
Magnesita Finance Ltd. 8.625% (f)(g)		2,595	2,770
Regions Financing Trust II 6.625% 5/15/47 (j)		4,735	4,741
TMK Capital SA 7.75% 1/27/18		6,825	7,235
Transportation Union LLC/Transportation Union Financing Corp. 11.375% 6/15/18		11,580	13,375
TransUnion Holding Co., Inc. 9.625% 6/15/18 pay-in-kind		2,910	3,165
Vnesheconombank Via VEB Finance PLC:
6.8% 11/22/25 (f)		4,640	5,446
6.902% 7/9/20 (f)		7,355	8,523
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (f)(j)		25,860	26,270
Zhaikmunai Finance BV 10.5% 10/19/15 (f)		4,520	4,949
			223,819
Insurance - 0.0%
CNO Financial Group, Inc. 6.375% 10/1/20 (f)		2,460	2,617
Real Estate Investment Trusts - 0.5%
Corrections Corp. of America:
4.125% 4/1/20 (f)(h)		4,935	5,034
4.625% 5/1/23 (f)(h)		4,935	5,052
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21		7,955	8,691
Omega Healthcare Investors, Inc.:
5.875% 3/15/24		13,845	14,745
6.75% 10/15/22		8,390	9,250
7.5% 2/15/20		4,860	5,382
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
The Geo Group, Inc.:
5.125% 4/1/23 (f)		$ 1,910	$ 1,924
7.75% 10/15/17		2,845	3,037
			53,115
Real Estate Management & Development - 0.3%
CB Richard Ellis Services, Inc.:
5% 3/15/23		7,430	7,514
6.625% 10/15/20		5,565	6,024
Realogy Corp.:
7.625% 1/15/20 (f)		6,330	7,137
7.875% 2/15/19 (f)		5,680	6,220
9% 1/15/20 (f)		3,740	4,348
Taylor Morrison Community Monarch 7.75% 4/15/20 (f)		3,830	4,117
Tesco Property Finance 5 PLC 5.6611% 10/13/41	GBP	2,489	4,180
			39,540
TOTAL FINANCIALS			861,903
HEALTH CARE - 3.7%
Health Care Equipment & Supplies - 0.0%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 7.75% 2/15/19		35	38
DJO Finance LLC/DJO Finance Corp. 8.75% 3/15/18		2,270	2,520
			2,558
Health Care Providers & Services - 3.2%
Community Health Systems, Inc.:
5.125% 8/15/18		4,870	5,101
7.125% 7/15/20		16,025	17,387
8% 11/15/19		14,495	16,017
CRC Health Group, Inc. 10.75% 2/1/16		1,880	1,880
DaVita, Inc.:
5.75% 8/15/22		9,960	10,346
6.375% 11/1/18		12,740	13,553
6.625% 11/1/20		10,185	11,025
Fresenius Medical Care US Finance II, Inc.:
5.625% 7/31/19 (f)		15,215	16,698
5.875% 1/31/22 (f)		16,815	18,749
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Gentiva Health Services, Inc. 11.5% 9/1/18		$ 5,710	$ 5,896
HCA Holdings, Inc.:
6.25% 2/15/21		5,850	6,238
7.75% 5/15/21		38,425	42,844
HCA, Inc.:
4.75% 5/1/23		6,115	6,084
5.875% 3/15/22		19,190	20,677
5.875% 5/1/23		20,650	21,476
6.5% 2/15/16		4,220	4,621
6.5% 2/15/20		9,920	11,185
7.25% 9/15/20		38,835	42,963
7.5% 2/15/22		12,110	13,957
8% 10/1/18		1,365	1,590
Health Management Associates, Inc. 7.375% 1/15/20		2,985	3,276
HealthSouth Corp.:
5.75% 11/1/24		3,000	3,008
8.125% 2/15/20		7,395	8,098
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19		4,035	4,242
InVentiv Health, Inc. 11% 8/15/18 (f)		905	774
ResCare, Inc. 10.75% 1/15/19		2,735	3,084
Rotech Healthcare, Inc. 10.5% 3/15/18		2,475	1,312
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		4,585	4,980
Tenet Healthcare Corp.:
4.5% 4/1/21 (f)		4,300	4,209
4.75% 6/1/20 (f)		3,960	3,970
6.25% 11/1/18		38,116	42,309
6.75% 2/1/20		4,290	4,612
6.875% 11/15/31		11,540	10,559
8% 8/1/20		7,245	7,997
UHS Escrow Corp. 7% 10/1/18		1,020	1,104
			391,821
Health Care Technology - 0.1%
ConvaTec Healthcare ESA 10.5% 12/15/18 (f)		4,860	5,419
Thomson Reuters Healthcare, Inc. 10.625% 6/1/20 (f)		4,285	4,885
			10,304
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - 0.4%
Elan Finance PLC/Elan Finance Corp. 6.25% 10/15/19 (f)		$ 4,365	$ 5,096
Leiner Health Products, Inc. 11% 6/1/49 (c)		1,885	0
Valeant Pharmaceuticals International:
6.375% 10/15/20 (f)		3,625	3,822
6.75% 8/15/21 (f)		9,090	9,681
6.875% 12/1/18 (f)		8,900	9,562
VPI Escrow Corp. 6.375% 10/15/20 (f)		14,380	15,207
			43,368
TOTAL HEALTH CARE			448,051
INDUSTRIALS - 4.3%
Aerospace & Defense - 0.3%
Alion Science & Technology Corp.:
10.25% 2/1/15		800	448
12% 11/1/14 pay-in-kind		1,506	1,528
Bombardier, Inc. 6.125% 1/15/23 (f)		4,810	4,978
GenCorp, Inc. 7.125% 3/15/21 (f)		1,340	1,414
Huntington Ingalls Industries, Inc.:
6.875% 3/15/18		18,060	19,640
7.125% 3/15/21		1,675	1,822
Triumph Group, Inc. 4.875% 4/1/21 (f)		4,990	5,040
			34,870
Airlines - 0.4%
Air Canada 9.25% 8/1/15 (f)		7,170	7,636
Aviation Capital Group Corp. 4.625% 1/31/18 (f)		3,555	3,669
Continental Airlines, Inc.:
pass-thru trust certificates 6.903% 4/19/22		774	834
6.125% 4/29/18 (f)		1,720	1,729
7.25% 11/10/19		4,440	5,150
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		8,835	10,005
8.021% 8/10/22		3,184	3,506
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19		2,013	2,274
8.028% 11/1/17		559	591
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
U.S. Airways pass-thru certificates:
Series 2011-1 Class A, 7.125% 4/22/25		$ 4,883	$ 5,603
Series 2012-2:
Class A, 4.625% 12/3/26		2,400	2,508
Class B, 6.75% 12/3/22		1,875	1,997
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17		6,315	7,342
			52,844
Building Products - 0.2%
Gibraltar Industries, Inc. 6.25% 2/1/21 (f)		770	814
HD Supply, Inc.:
8.125% 4/15/19		4,815	5,441
11% 4/15/20		9,350	11,337
11.5% 7/15/20		4,855	5,753
Nortek, Inc. 8.5% 4/15/21 (f)		3,675	4,070
			27,415
Commercial Services & Supplies - 0.4%
ADS Tactical, Inc. 11% 4/1/18 (f)		1,640	1,628
American Reprographics Co. 10.5% 12/15/16		4,570	4,547
Bakercorp International, Inc. 8.25% 6/1/19		2,915	2,988
Clean Harbors, Inc.:
5.125% 6/1/21 (f)		3,050	3,122
5.25% 8/1/20		3,395	3,505
Covanta Holding Corp. 7.25% 12/1/20		4,940	5,441
Garda World Security Corp. 9.75% 3/15/17 (f)		2,260	2,424
Iron Mountain, Inc. 5.75% 8/15/24		3,800	3,795
R.R. Donnelley & Sons Co. 7.875% 3/15/21		4,975	5,174
Tervita Corp.:
8% 11/15/18 (f)		4,295	4,440
9.75% 11/1/19 (f)		4,890	4,792
United Rentals North America, Inc. 8.375% 9/15/20		6,995	7,764
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (f)		3,355	3,355
			52,975
Construction & Engineering - 0.2%
MasTec, Inc. 4.875% 3/15/23		5,255	5,202
Odebrecht Finance Ltd. 7.5% (f)(g)		12,745	13,573
			18,775
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Electrical Equipment - 0.1%
Instituto Costarricense de Electricidad 6.95% 11/10/21 (f)		$ 1,380	$ 1,573
Sensata Technologies BV 6.5% 5/15/19 (f)		5,310	5,682
			7,255
Industrial Conglomerates - 0.0%
Siemens Financieringsmaatschappij NV 2.875% 3/10/28	EUR	3,505	4,572
Machinery - 0.1%
Terex Corp. 6% 5/15/21		12,145	12,722
TRAC Intermodal LLC/TRAC Intermodal Corp. 11% 8/15/19 (f)		3,460	3,694
			16,416
Marine - 0.2%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17		2,585	2,566
Navios Maritime Holdings, Inc. 8.875% 11/1/17		11,300	11,541
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc.:
9.25% 4/15/19		1,320	1,419
9.25% 4/15/19 (f)		1,385	1,492
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14		2,050	2,040
			19,058
Road & Rail - 0.2%
JSC Georgian Railway 7.75% 7/11/22 (f)		2,575	2,936
Kansas City Southern de Mexico SA de CV:
6.125% 6/15/21		2,485	2,805
12.5% 4/1/16		2,050	2,178
Kenan Advantage Group, Inc. 8.375% 12/15/18 (f)		4,670	4,915
NESCO LLC/NESCO Holdings Corp. 11.75% 4/15/17 (f)		3,485	3,834
Swift Services Holdings, Inc. 10% 11/15/18		5,120	5,862
Western Express, Inc. 12.5% 4/15/15 (f)		5,935	4,333
			26,863
Trading Companies & Distributors - 2.1%
Aircastle Ltd.:
6.25% 12/1/19		5,850	6,391
6.75% 4/15/17		6,765	7,442
7.625% 4/15/20		3,750	4,341
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Aircastle Ltd.: - continued
9.75% 8/1/18		$ 9,000	$ 10,283
International Lease Finance Corp.:
3.875% 4/15/18		7,100	7,082
4.625% 4/15/21		6,645	6,628
5.75% 5/15/16		12,000	12,960
5.875% 4/1/19		23,935	25,854
6.25% 5/15/19		24,025	26,307
6.75% 9/1/16 (f)		14,655	16,560
7.125% 9/1/18 (f)		27,064	31,800
8.25% 12/15/20		21,490	26,325
8.625% 9/15/15		7,985	9,083
8.625% 1/15/22		29,075	36,998
8.75% 3/15/17		18,075	21,283
			249,337
Transportation Infrastructure - 0.1%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (f)		5,831	5,394
Great Rolling Stock Co. Ltd. 6.25% 7/27/20	GBP	1,200	2,207
			7,601
TOTAL INDUSTRIALS			517,981
INFORMATION TECHNOLOGY - 1.5%
Communications Equipment - 0.2%
Avaya, Inc. 10.5% 3/1/21 (f)		9,900	9,405
Brocade Communications Systems, Inc.:
4.625% 1/15/23 (f)		3,330	3,222
6.875% 1/15/20		2,590	2,830
Lucent Technologies, Inc.:
6.45% 3/15/29		9,235	7,111
6.5% 1/15/28		4,045	3,074
			25,642
Computers & Peripherals - 0.1%
Seagate HDD Cayman:
7% 11/1/21		6,295	6,830
7.75% 12/15/18		9,070	9,909
			16,739
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 0.1%
Atkore International, Inc. 9.875% 1/1/18		$ 2,155	$ 2,360
Flextronics International Ltd.:
4.625% 2/15/20 (f)		4,785	4,833
5% 2/15/23 (f)		2,495	2,486
Jabil Circuit, Inc. 4.7% 9/15/22		2,650	2,640
			12,319
Internet Software & Services - 0.2%
Cyrusone LP/Cyrusone Finance Corp. 6.375% 11/15/22 (f)		3,595	3,775
Equinix, Inc. 8.125% 3/1/18		8,180	9,039
IAC/InterActiveCorp 4.75% 12/15/22 (f)		6,150	6,012
j2 Global, Inc. 8% 8/1/20		3,460	3,685
			22,511
IT Services - 0.7%
Ceridian Corp. 11% 3/15/21 (f)		2,360	2,537
Fidelity National Information Services, Inc.:
7.625% 7/15/17		2,935	3,140
7.875% 7/15/20		3,910	4,409
First Data Corp.:
6.75% 11/1/20 (f)		10,735	11,191
7.375% 6/15/19 (f)		15,505	16,474
NeuStar, Inc. 4.5% 1/15/23 (f)		1,850	1,767
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19 (f)		27,660	30,772
13.375% 10/15/19 (f)		12,000	13,560
			83,850
Semiconductors & Semiconductor Equipment - 0.1%
NXP BV/NXP Funding LLC:
5.75% 2/15/21 (f)		5,005	5,193
5.75% 3/15/23 (f)		3,030	3,091
9.75% 8/1/18 (f)		3,382	3,855
Spansion LLC 11.25% 1/15/16 (c)(f)		4,255	0
STATS ChipPAC Ltd. 4.5% 3/20/18 (f)		2,840	2,840
			14,979
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Software - 0.1%
Nuance Communications, Inc. 5.375% 8/15/20 (f)		$ 2,445	$ 2,469
SAP AG 2.125% 11/13/19	EUR	5,100	6,678
			9,147
TOTAL INFORMATION TECHNOLOGY			185,187
MATERIALS - 3.5%
Chemicals - 1.2%
Axiall Corp. 4.875% 5/15/23 (f)		1,585	1,617
Eagle Spinco, Inc. 4.625% 2/15/21 (f)		2,690	2,744
Hexion US Finance Corp. 6.625% 4/15/20 (f)		11,765	11,810
LyondellBasell Industries NV:
5% 4/15/19		7,200	8,136
5.75% 4/15/24		7,200	8,442
6% 11/15/21		20,050	23,759
Momentive Performance Materials, Inc.:
9% 1/15/21		2,205	1,654
10% 10/15/20		2,745	2,745
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20		34,440	35,473
Nufarm Australia Ltd. 6.375% 10/15/19 (f)		2,020	2,071
Orion Engineered Carbons Finance & Co. SCA 9.25% 8/1/19 pay-in-kind (f)(j)		7,545	7,620
OXEA Finance & CY S.C.A. 9.5% 7/15/17 (f)		3,202	3,474
PetroLogistics LP/PetroLogistics Finance Corp. 6.25% 4/1/20 (f)		3,380	3,401
PolyOne Corp.:
5.25% 3/15/23 (f)		3,085	3,116
7.375% 9/15/20		1,845	2,039
Rockwood Specialties Group, Inc. 4.625% 10/15/20		8,910	9,110
Taminco Global Chemical Corp. 9.75% 3/31/20 (f)		1,245	1,385
TPC Group, Inc. 8.75% 12/15/20 (f)		7,335	7,647
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19 (f)		9,985	9,885
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (f)		2,450	2,573
			148,701
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Construction Materials - 0.4%
CEMEX Espana SA (Luxembourg):
9.25% 5/12/20 (f)		$ 2,860	$ 3,167
9.875% 4/30/19 (f)		5,015	5,780
CEMEX Finance LLC:
9.375% 10/12/22 (f)		2,430	2,819
9.5% 12/14/16 (f)		11,765	12,706
CEMEX SA de CV:
5.2836% 9/30/15 (f)(j)		5,330	5,517
9.5% 6/15/18 (f)		13,665	15,886
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (f)		3,215	3,545
Summit Materials LLC/Summit Materials Finance Corp. 10.5% 1/31/20 (f)		5,240	5,908
			55,328
Containers & Packaging - 0.4%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc.:
4.875% 11/15/22 (f)		1,145	1,131
7% 11/15/20 (f)		3,005	3,088
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (f)		2,060	2,256
Crown Cork & Seal, Inc.:
7.375% 12/15/26		9,795	10,921
7.5% 12/15/96		3,685	3,556
Graphic Packaging International, Inc. 4.75% 4/15/21		1,555	1,578
Rock-Tenn Co.:
4.45% 3/1/19		1,480	1,597
4.9% 3/1/22		1,380	1,501
Sappi Papier Holding GmbH:
7.75% 7/15/17 (f)		2,600	2,873
8.375% 6/15/19 (f)		3,515	3,902
Sealed Air Corp. 5.25% 4/1/23 (f)		2,540	2,546
Silgan Holdings, Inc. 5% 4/1/20		9,600	9,864
Tekni-Plex, Inc. 9.75% 6/1/19 (f)		4,350	4,785
			49,598
Metals & Mining - 1.3%
Aleris International, Inc.:
6% 6/1/20 (f)		33	66
9% 12/15/14 pay-in-kind (c)(j)		2,790	0
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Alrosa Finance SA 7.75% 11/3/20 (f)		$ 3,535	$ 4,123
AngloGold Ashanti Holdings PLC 5.125% 8/1/22		2,765	2,806
Edgen Murray Corp. 8.75% 11/1/20 (f)		5,920	6,157
EVRAZ Group SA:
8.25% 11/10/15 (f)		8,645	9,553
9.5% 4/24/18 (Reg. S)		3,150	3,611
FMG Resources (August 2006) Pty Ltd.:
6% 4/1/17 (f)		6,325	6,483
6.875% 2/1/18 (f)		7,685	8,079
6.875% 4/1/22 (f)		9,290	9,731
8.25% 11/1/19 (f)		19,845	21,333
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (f)		2,790	2,713
IAMGOLD Corp. 6.75% 10/1/20 (f)		18,720	17,971
Inmet Mining Corp. 7.5% 6/1/21 (f)		3,015	3,256
Metinvest BV 10.25% 5/20/15 (f)		5,070	5,374
Midwest Vanadium Pty Ltd. 11.5% 2/15/18 (f)		2,265	1,427
Mirabela Nickel Ltd. 8.75% 4/15/18 (f)		1,135	1,036
Mongolian Mining Corp. 8.875% 3/29/17 (f)		4,385	4,528
New Gold, Inc.:
6.25% 11/15/22 (f)		4,520	4,746
7% 4/15/20 (f)		1,480	1,587
Prince Mineral Holding Corp. 11.5% 12/15/19 (f)		1,685	1,883
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (f)		3,435	3,633
RathGibson, Inc. 11.25% 2/15/14 (c)		5,755	0
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17 (f)		7,005	7,635
11.25% 10/15/18 (f)		10,610	11,087
Severstal Columbus LLC 10.25% 2/15/18		4,645	5,040
Southern Copper Corp.:
6.75% 4/16/40		2,280	2,570
7.5% 7/27/35		1,875	2,253
Steel Dynamics, Inc. 5.25% 4/15/23 (f)		2,365	2,392
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.375% 2/1/20 (f)		1,040	1,095
SunCoke Energy, Inc. 7.625% 8/1/19		1,315	1,407
			153,575
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Paper & Forest Products - 0.2%
AbitibiBowater, Inc. 10.25% 10/15/18		$ 9,573	$ 10,985
Boise Cascade LLC/Boise Cascade Finance Corp. 6.375% 11/1/20 (f)		1,410	1,496
Clearwater Paper Corp. 7.125% 11/1/18		1,225	1,329
Emerald Plantation Holdings Ltd. 6% 1/30/20 pay-in-kind (j)		919	648
NewPage Corp.:
6.5485% 5/1/49 (c)(j)		1,770	0
11.375% 12/31/14 (c)		4,775	0
Sino-Forest Corp. 6.25% 10/21/17 (c)(f)		5,480	0
Verso Paper Holdings LLC/Verso Paper, Inc. 11.75% 1/15/19		7,010	7,571
			22,029
TOTAL MATERIALS			429,231
TELECOMMUNICATION SERVICES - 4.3%
Diversified Telecommunication Services - 1.8%
Alestra SA de RL de CV 11.75% 8/11/14		4,145	4,622
Altice Financing SA 7.875% 12/15/19 (f)		4,820	5,254
Altice Finco SA 9.875% 12/15/20 (f)		5,655	6,305
Citizens Communications Co.:
7.875% 1/15/27		4,895	4,846
9% 8/15/31		3,655	3,774
Consolidated Communications, Inc. 10.875% 6/1/20 (f)		2,395	2,718
Eileme 1 AB 14.25% 8/15/20 pay-in-kind (f)		5,424	5,865
Eileme 2 AB 11.625% 1/31/20 (f)		9,395	10,945
FairPoint Communications, Inc. 8.75% 8/15/19 (f)		4,990	4,890
Frontier Communications Corp.:
7.625% 4/15/24 (h)		8,475	8,719
8.5% 4/15/20		12,120	13,726
8.75% 4/15/22		6,585	7,326
Intelsat Luxembourg SA:
7.75% 6/1/21 (f)(h)		23,505	23,916
8.125% 6/1/23 (f)(h)		7,295	7,414
Level 3 Communications, Inc. 8.875% 6/1/19 (f)		1,640	1,788
Level 3 Financing, Inc.:
8.125% 7/1/19		3,845	4,230
8.625% 7/15/20		8,760	9,789
SBA Telecommunications, Inc. 5.75% 7/15/20 (f)		5,760	5,990
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Sprint Capital Corp.:
6.875% 11/15/28		$ 26,855	$ 27,459
8.75% 3/15/32		29,526	35,210
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (f)		2,585	2,792
TW Telecom Holdings, Inc. 5.375% 10/1/22		3,935	4,102
U.S. West Communications:
6.875% 9/15/33		2,535	2,520
7.25% 9/15/25		535	608
7.25% 10/15/35		1,455	1,492
Virgin Media Finance PLC 4.875% 2/15/22		5,445	5,493
			211,793
Wireless Telecommunication Services - 2.5%
Crown Castle International Corp. 5.25% 1/15/23		8,270	8,415
Digicel Group Ltd.:
6% 4/15/21 (f)		28,475	28,261
7% 2/15/20 (f)		980	1,019
8.25% 9/1/17 (f)		10,205	10,766
8.25% 9/30/20 (f)		47,595	50,451
10.5% 4/15/18 (f)		34,610	38,504
Intelsat Jackson Holdings SA:
6.625% 12/15/22 (f)		27,585	29,102
7.25% 4/1/19		11,235	12,302
7.25% 10/15/20		15,330	16,844
7.5% 4/1/21		27,065	30,110
8.5% 11/1/19		4,220	4,721
MetroPCS Wireless, Inc.:
6.25% 4/1/21 (f)		8,355	8,491
6.625% 4/1/23 (f)		8,355	8,501
7.875% 9/1/18		3,933	4,287
MTS International Funding Ltd. 8.625% 6/22/20 (f)		9,680	12,281
NII Capital Corp. 7.625% 4/1/21		6,430	4,630
NII International Telecom S.C.A. 11.375% 8/15/19 (f)		4,870	5,089
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (f)		11,684	11,684
Sprint Nextel Corp. 6% 11/15/22		7,305	7,506
Telemovil Finance Co. Ltd. 8% 10/1/17 (f)		5,975	6,483
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (f)		$ 4,465	$ 5,018
VimpelCom Holdings BV 5.2% 2/13/19 (f)		2,790	2,811
			307,276
TOTAL TELECOMMUNICATION SERVICES			519,069
UTILITIES - 3.1%
Electric Utilities - 0.2%
Aguila 3 SA 7.875% 1/31/18 (f)		2,890	3,100
Chivor SA E.S.P. 9.75% 12/30/14 (f)		2,355	2,620
Comision Federal de Electricid 5.75% 2/14/42 (f)		1,600	1,736
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (f)		6,219	2,923
Hrvatska Elektroprivreda 6% 11/9/17 (f)		1,675	1,725
Majapahit Holding BV:
7.75% 1/20/20 (f)		3,370	4,128
8% 8/7/19 (f)		1,805	2,225
Mirant Americas Generation LLC 9.125% 5/1/31		4,075	4,554
RusHydro Finance Ltd. 7.875% 10/28/15	RUB	155,000	4,984
			27,995
Gas Utilities - 0.4%
Holly Energy Partners LP/Holly Finance Corp. 6.5% 3/1/20 (f)		4,875	5,180
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		1,985	2,213
Southern Natural Gas Co.:
7.35% 2/15/31		6,645	8,777
8% 3/1/32		3,550	5,018
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17		2,435	2,490
Suburban Propane Partners LP/Suburban Energy Finance Corp. 7.375% 8/1/21		3,702	4,081
Transportadora de Gas del Sur SA 7.875% 5/14/17 (f)		15,285	13,451
			41,210
Independent Power Producers & Energy Traders - 2.4%
Atlantic Power Corp. 9% 11/15/18		9,120	9,530
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Calpine Corp.:
7.5% 2/15/21 (f)		$ 5,693	$ 6,191
7.875% 7/31/20 (f)		15,241	16,803
7.875% 1/15/23 (f)		24,196	26,737
Energy Future Holdings Corp.:
10.875% 11/1/17		10,985	10,298
11.25% 11/1/17 pay-in-kind (j)		8,822	8,271
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
6.875% 8/15/17 (f)		7,430	7,829
10% 12/1/20		55,228	62,684
10% 12/1/20 (f)		11,210	12,611
11% 10/1/21		30,866	34,223
11.75% 3/1/22 (f)		33,710	38,767
12.25% 12/1/18 pay-in-kind (f)		7,510	6,967
GenOn Energy, Inc. 9.875% 10/15/20		11,570	13,248
Listrindo Capital BV 6.95% 2/21/19 (f)		2,440	2,684
Power Sector Assets and Liabilities Management Corp. 7.39% 12/2/24 (f)		2,880	3,866
TXU Corp.:
5.55% 11/15/14		1,864	1,633
6.5% 11/15/24		15,240	10,306
6.55% 11/15/34		30,155	19,978
			292,626
Multi-Utilities - 0.1%
Centrica PLC 4.375% 3/13/29	GBP	2,300	3,741
Puget Energy, Inc. 5.625% 7/15/22		3,690	4,065
			7,806
TOTAL UTILITIES			369,637
TOTAL NONCONVERTIBLE BONDS			4,843,932
TOTAL CORPORATE BONDS (Cost $4,488,785)			4,881,050
U.S. Government and Government Agency Obligations - 21.1%
		Principal Amount (000s)(d)	Value (000s)
U.S. Government Agency Obligations - 1.0%
Fannie Mae:
0.5% 7/2/15		$ 74,366	$ 74,597
0.5% 3/30/16		15,754	15,772
Federal Home Loan Bank:
0.375% 11/27/13		4,550	4,556
0.875% 12/27/13		775	779
1% 6/21/17		8,670	8,757
Private Export Funding Corp. secured 4.974% 8/15/13		1,515	1,543
Small Business Administration guaranteed development participation certificates Series 2003-P10B, Class 1, 5.136% 8/10/13		44	45
Tennessee Valley Authority:
5.25% 9/15/39		5,600	7,158
5.375% 4/1/56		7,000	9,075
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			122,282
U.S. Treasury Obligations - 19.4%
U.S. Treasury Bonds:
2.75% 11/15/42		202,845	188,424
3.125% 2/15/43		93,257	93,636
5.25% 2/15/29		18,341	24,901
5.375% 2/15/31		24,494	34,108
6.125% 8/15/29 (i)		13,232	19,635
7.5% 11/15/16		2,850	3,566
7.5% 11/15/24		10,690	16,777
7.625% 2/15/25		11,000	17,481
7.875% 2/15/21		6,800	10,116
8.125% 5/15/21		9,286	14,086
9.875% 11/15/15		11,595	14,480
U.S. Treasury Notes:
0.25% 4/30/14		85,994	86,058
0.25% 9/15/14		14,616	14,623
0.25% 9/30/14		37,369	37,388
0.25% 12/15/14		10,000	10,004
0.25% 1/31/15		6,300	6,301
0.25% 7/15/15		91,225	91,161
0.25% 10/15/15		158,008	157,761
0.25% 12/15/15		60,000	59,873
0.375% 1/15/16		79,000	79,086
0.5% 8/15/14		47,582	47,773
0.5% 7/31/17		61,952	61,618
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
0.625% 7/15/14		$ 70,328	$ 70,710
0.75% 6/30/17		46,912	47,191
0.75% 3/31/18		40,986	40,954
0.875% 11/30/16		24,887	25,237
0.875% 1/31/18		112,160	112,931
0.875% 7/31/19		44,096	43,555
1% 9/30/16		85,787	87,402
1% 10/31/16		32,941	33,559
1.125% 3/31/20		163,391	162,027
1.25% 10/31/15		13,777	14,107
1.25% 2/29/20		30,000	30,073
1.375% 11/30/15		14,493	14,895
1.625% 8/15/22		29,354	28,999
1.625% 11/15/22		12,236	12,030
1.875% 6/30/15		17,707	18,339
1.875% 8/31/17		7,700	8,116
1.875% 9/30/17		5,400	5,692
1.875% 10/31/17		13,764	14,508
2% 2/15/23		19,764	20,030
2.125% 11/30/14		49,092	50,630
2.125% 5/31/15		4,493	4,672
2.375% 8/31/14		13,000	13,396
2.375% 9/30/14		8,471	8,745
2.375% 10/31/14		14,620	15,115
2.375% 2/28/15		55,000	57,228
2.375% 7/31/17		20,000	21,498
2.375% 6/30/18		7,978	8,617
2.5% 3/31/15		58,749	61,379
2.625% 7/31/14		12,927	13,345
2.625% 4/30/16		3,137	3,352
2.75% 11/30/16		10,000	10,819
3% 9/30/16		8,408	9,148
3% 2/28/17		66,584	72,930
3.125% 10/31/16		20,033	21,922
3.125% 1/31/17		30,990	34,050
3.5% 2/15/18		46,613	52,793
4.5% 5/15/17		13,745	15,939
TOTAL U.S. TREASURY OBLIGATIONS			2,354,789
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
Other Government Related - 0.7%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.5492% 12/7/20 (NCUA Guaranteed) (j)		$ 3,604	$ 3,615
Series 2011-R1 Class 1A, 0.6482% 1/8/20 (NCUA Guaranteed) (j)		6,106	6,135
Series 2011-R4 Class 1A, 0.5782% 3/6/20 (NCUA Guaranteed) (j)		3,180	3,187
National Credit Union Administration Guaranteed Notes Master Trust:
1.4% 6/12/15 (NCUA Guaranteed)		3,550	3,630
2.35% 6/12/17 (NCUA Guaranteed)		31,000	33,006
3.45% 6/12/21 (NCUA Guaranteed)		25,300	28,121
TOTAL OTHER GOVERNMENT RELATED			77,694
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,509,478)			2,554,765
U.S. Government Agency - Mortgage Securities - 6.5%

Fannie Mae - 3.9%
2.244% 11/1/35 (j)		430	453
2.261% 9/1/33 (j)		643	677
2.404% 2/1/36 (j)		108	113
2.415% 11/1/33 (j)		148	157
2.441% 10/1/35 (j)		47	49
2.554% 1/1/35 (j)		348	371
2.559% 6/1/36 (j)		52	55
2.659% 3/1/33 (j)		166	176
2.673% 2/1/37 (j)		618	659
2.676% 6/1/47 (j)		193	208
2.685% 7/1/35 (j)		271	291
2.757% 11/1/36 (j)		56	61
2.781% 9/1/36 (j)		156	168
2.831% 5/1/36 (j)		68	73
3% 4/1/43 (h)		22,000	22,693
3% 4/1/43 (h)		25,100	25,891
3% 4/1/43 (h)		13,200	13,616
3% 4/1/43 (h)		13,200	13,616
3% 4/1/43 (h)		19,500	20,115
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s)(d)	Value (000s)
Fannie Mae - continued
3% 4/1/43 (h)		$ 19,500	$ 20,115
3% 4/1/43 (h)		59,600	61,478
3% 4/1/43 (h)		35,900	37,031
3% 4/1/43 (h)		9,300	9,593
3% 4/1/43 (h)		29,100	30,017
3% 4/1/43 (h)		17,100	17,639
3% 4/1/43 (h)		22,400	23,106
3% 4/1/43 (h)		17,200	17,742
3% 4/1/43 (h)		3,600	3,713
3% 5/1/43 (h)		19,200	19,753
3% 5/1/43 (h)		19,200	19,753
3% 5/1/43 (h)		17,200	17,696
3% 5/1/43 (h)		17,200	17,696
3% 5/1/43 (h)		17,200	17,696
3% 5/1/43 (h)		17,100	17,593
3.015% 4/1/36 (j)		445	475
3.215% 8/1/35 (j)		969	1,039
3.5% 1/1/26 to 9/1/26		147	157
4.5% 8/1/41		842	919
5% 5/1/22 to 9/1/22		7,459	8,099
5.5% 5/1/15 to 11/1/34		16,837	18,463
6% 6/1/16 to 10/1/38		653	712
6.082% 3/1/37 (j)		55	60
6.5% 4/1/13 to 8/1/36		9,056	10,358
7.5% 1/1/28		32	38
TOTAL FANNIE MAE			470,383
Freddie Mac - 0.4%
2.082% 3/1/35 (j)		171	179
2.13% 2/1/37 (j)		73	77
2.167% 6/1/33 (j)		364	384
2.229% 3/1/37 (j)		49	52
2.269% 8/1/37 (j)		135	142
2.336% 1/1/36 (j)		98	104
2.357% 5/1/37 (j)		116	124
2.375% 5/1/37 (j)		82	87
2.478% 6/1/37 (j)		42	45
2.492% 4/1/35 (j)		34	36
2.526% 1/1/37 (j)		455	486
2.556% 2/1/36 (j)		10	11
2.574% 6/1/37 (j)		312	335
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s)(d)	Value (000s)
Freddie Mac - continued
2.603% 10/1/35 (j)		$ 329	$ 347
2.632% 7/1/35 (j)		395	415
2.673% 7/1/35 (j)		307	330
2.681% 10/1/36 (j)		449	480
2.696% 4/1/37 (j)		147	158
2.72% 4/1/37 (j)		9	9
2.73% 5/1/37 (j)		1,292	1,390
2.751% 5/1/37 (j)		683	732
2.774% 6/1/37 (j)		82	88
2.865% 9/1/35 (j)		84	90
3.057% 7/1/36 (j)		146	156
3.433% 10/1/35 (j)		74	79
4% 3/1/42 to 4/1/42		15,703	17,025
4.5% 8/1/33 to 10/1/41		5,452	5,938
5.5% 11/1/18 to 7/1/35		16,233	17,626
6% 1/1/24		2,668	2,985
6.5% 6/1/13 to 3/1/22		1,424	1,558
8.5% 3/1/20		2	3
TOTAL FREDDIE MAC			51,471
Ginnie Mae - 2.2%
4% 9/15/25		775	839
4.3% 8/20/61 (o)		3,523	3,913
4.5% 3/15/25 to 6/15/25		8,047	8,760
4.515% 3/20/62 (o)		12,325	13,961
4.53% 10/20/62 (o)		3,564	4,072
4.55% 5/20/62 (o)		22,083	25,070
4.556% 12/20/61 (o)		13,165	14,888
4.604% 3/20/62 (o)		6,325	7,185
4.626% 3/20/62 (o)		4,408	5,007
4.649% 2/20/62 (o)		2,330	2,648
4.65% 3/20/62 (o)		4,056	4,612
4.682% 2/20/62 (o)		3,072	3,490
4.684% 1/20/62 (o)		14,059	15,954
4.751% 12/20/60 (o)		3,406	3,810
4.804% 3/20/61 (o)		8,110	9,121
4.834% 3/20/61 (o)		14,315	16,122
5.47% 8/20/59 (o)		2,471	2,696
5.492% 4/20/60 (o)		9,378	10,750
5.612% 4/20/58 (o)		4,594	4,872
6% 6/15/36 to 12/20/38		51,393	57,563
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s)(d)	Value (000s)
Ginnie Mae - continued
6.5% 8/20/38 to 9/20/38		$ 46,622	$ 53,082
7% 9/15/25 to 8/15/31		33	38
7.5% 2/15/22 to 8/15/28		58	67
8% 9/15/26 to 12/15/26		9	11
TOTAL GINNIE MAE			268,531
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $782,548)			790,385
Asset-Backed Securities - 0.0%

Leek Finance PLC:
Series 17X Class A2A, 0.7975% 12/21/37 (j)	GBP	149	234
Series 18X Class BC, 1.007% 9/21/38 (j)	EUR	600	755
TOTAL ASSET-BACKED SECURITIES (Cost $1,040)			989
Collateralized Mortgage Obligations - 3.5%

U.S. Government Agency - 3.5%
Fannie Mae:
floater:
Series 2008-76 Class EF, 0.7042% 9/25/23 (j)		1,127	1,132
Series 2010-15 Class FJ, 1.1342% 6/25/36 (j)		9,089	9,281
Series 2010-86 Class FE, 0.6542% 8/25/25 (j)		1,155	1,164
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27		5,262	5,666
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17		43	46
Series 2003-113 Class PE, 4% 11/25/18		1,457	1,550
Series 2003-70 Class BJ, 5% 7/25/33		890	987
Series 2004-80 Class LD, 4% 1/25/19		658	671
Series 2005-19 Class PA, 5.5% 7/25/34		3,093	3,409
Series 2005-27 Class NE, 5.5% 5/25/34		3,910	4,261
Series 2005-52 Class PB, 6.5% 12/25/34		375	395
Series 2005-64 Class PX, 5.5% 6/25/35		2,981	3,324
Series 2010-118 Class PB, 4.5% 10/25/40		3,310	3,655
Series 2010-44 Class FM, 5% 5/25/40		4,970	5,682
Series 2011-126 Class KB, 4% 12/25/41		3,844	4,188
Collateralized Mortgage Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		$ 151	$ 162
Series 2003-117 Class MD, 5% 12/25/23		1,986	2,170
Series 2004-91 Class Z, 5% 12/25/34		4,956	5,615
Series 2004-95 Class AN, 5.5% 1/25/25		551	572
Series 2005-117, Class JN, 4.5% 1/25/36		808	901
Series 2005-14 Class ZB, 5% 3/25/35		2,155	2,424
Series 2005-47 Class HK, 4.5% 6/25/20		3,680	3,931
Series 2006-72 Class CY, 6% 8/25/26		2,480	2,828
Series 2009-14 Class EB, 4.5% 3/25/24		3,710	3,964
Series 2009-59 Class HB, 5% 8/25/39		2,880	3,207
Series 2010-97 Class CX, 4.5% 9/25/25		5,300	6,111
Series 2009-85 Class IB, 4.5% 8/25/24 (l)		767	65
Series 2009-93 Class IC, 4.5% 9/25/24 (l)		1,187	93
Series 2010-139 Class NI, 4.5% 2/25/40 (l)		4,256	642
Series 2010-39 Class FG, 1.1242% 3/25/36 (j)		5,457	5,578
Series 2010-97 Class CI, 4.5% 8/25/25 (l)		2,436	228
Series 2011-67 Class AI, 4% 7/25/26 (l)		1,513	155
Series 2013-40 Class PV, 2% 3/1/43 (h)		5,630	5,757
Freddie Mac:
floater:
Series 2630 Class FL, 0.7032% 6/15/18 (j)		38	38
Series 2711 Class FC, 1.1032% 2/15/33 (j)		3,809	3,873
floater planned amortization class Series 2770 Class FH, 0.6032% 3/15/34 (j)		3,327	3,343
planned amortization class:
Series 2006-3245 Class ME, 5.5% 6/15/35		5,990	6,260
Series 2101 Class PD, 6% 11/15/28		93	104
Series 2115 Class PE, 6% 1/15/14		7	7
Series 2376 Class JE, 5.5% 11/15/16		156	165
Series 2381 Class OG, 5.5% 11/15/16		91	95
Series 2425 Class JH, 6% 3/15/17		205	220
Series 2672 Class MG, 5% 9/15/23		3,360	3,861
Series 2695 Class DG, 4% 10/15/18		3,156	3,309
Series 2996 Class MK, 5.5% 6/15/35		297	334
Series 3415 Class PC, 5% 12/15/37		1,657	1,799
Series 3737 Class GB, 4.5% 4/15/39		6,770	7,564
Series 3763 Class QA, 4% 4/15/34		3,092	3,280
planned amortization class sequential payer Series 2005-2963 Class VB, 5% 11/15/34		3,550	3,855
Collateralized Mortgage Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
sequential payer:
Series 2303 Class ZV, 6% 4/15/31		$ 270	$ 303
Series 2877 Class ZD, 5% 10/15/34		6,438	7,160
Series 3277 Class B, 4% 2/15/22		2,800	3,043
Series 3372 Class BD, 4.5% 10/15/22		9,606	10,550
Series 3578, Class B, 4.5% 9/15/24		3,740	4,047
Series 3871 Class KB, 5.5% 6/15/41		9,750	11,882
Series 4176 Class BA, 3% 2/15/33		3,890	4,106
Series 2715 Class NG, 4.5% 12/15/18		2,155	2,299
Series 4181 Class LA, 3% 3/15/37		5,290	5,581
Series 4182 Class BA, 3% 6/15/37		21,620	22,769
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 0.7032% 7/20/37 (j)		1,794	1,806
Series 2008-2 Class FD, 0.6832% 1/20/38 (j)		467	470
Series 2008-73 Class FA, 1.0632% 8/20/38 (j)		2,724	2,773
Series 2008-83 Class FB, 1.1032% 9/20/38 (j)		2,771	2,823
Series 2009-108 Class CF, 0.8032% 11/16/39 (j)		2,532	2,557
Series 2009-116 Class KF, 0.7332% 12/16/39 (j)		2,196	2,212
Series 2010-9 Class FA, 0.7232% 1/16/40 (j)		3,288	3,312
Series 2010-H17 Class FA, 0.5327% 7/20/60 (j)(o)		6,349	6,318
Series 2010-H18 Class AF, 0.4992% 9/20/60 (j)(o)		6,538	6,506
Series 2010-H19 Class FG, 0.4992% 8/20/60 (j)(o)		8,493	8,452
Series 2010-H27 Series FA, 0.5792% 12/20/60 (j)(o)		2,485	2,482
Series 2011-H05 Class FA, 0.6992% 12/20/60 (j)(o)		4,629	4,651
Series 2011-H07 Class FA, 0.6992% 2/20/61 (j)(o)		7,720	7,756
Series 2011-H12 Class FA, 0.6892% 2/20/61 (j)(o)		10,166	10,208
Series 2011-H13 Class FA, 0.6992% 4/20/61 (j)(o)		4,129	4,148
Series 2011-H14:
Class FB, 0.6992% 5/20/61 (j)(o)		4,640	4,664
Class FC, 0.6992% 5/20/61 (j)(o)		4,596	4,618
Series 2011-H17 Class FA, 0.7292% 6/20/61 (j)(o)		6,031	6,065
Collateralized Mortgage Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater: - continued:
Series 2011-H21 Class FA, 0.7992% 10/20/61 (j)(o)		$ 6,659	$ 6,721
Series 2012-H01 Class FA, 0.8992% 11/20/61 (j)(o)		5,415	5,494
Series 2012-H03 Class FA, 0.8992% 1/20/62 (j)(o)		3,306	3,355
Series 2012-H06 Class FA, 0.8292% 1/20/62 (j)(o)		5,284	5,342
Series 2012-H07 Class FA, 0.8292% 3/20/62 (j)(o)		3,107	3,143
floater sequential payer Series 2011-150 Class D, 3% 4/20/37		1,588	1,626
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33		1,324	1,353
Series 2010-99 Class PT, 3.5% 8/20/33		1,593	1,638
Series 2011-136 Class WI, 4.5% 5/20/40 (l)		2,489	492
Series 2011-79 Class PO, 6/20/40 (m)		7,570	6,564
sequential payer Series 2011-69 Class GX, 4.5% 5/16/40		4,910	5,518
Series 2010-42 Class OP, 4/20/40 (m)		9,938	8,660
Series 2010-H13 Class JA, 5.46% 10/20/59 (o)		9,376	10,257
Series 2010-H15 Class TP, 5.15% 8/20/60 (o)		11,826	13,437
Series 2010-H17 Class XP, 5.3017% 7/20/60 (j)(o)		16,914	19,178
Series 2010-H18 Class PL, 5.01% 9/20/60 (j)(o)		12,908	14,582
Series 2011-71:
Class ZB, 5.5% 8/20/34		10,549	12,513
Class ZC, 5.5% 7/16/34		11,963	13,969
Series 2012-64 Class KB, 3.2146% 5/20/41 (j)		2,364	2,560
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $410,729)			417,884
Commercial Mortgage Securities - 1.4%

Canary Wharf Finance II PLC Series 3MUK Class C2, 1.0613% 10/22/37 (j)	GBP	1,000	1,025
Freddie Mac:
floater Series K707 Class A2, 2.22% 12/25/18		12,110	12,636
pass thru-certificates floater Series KF01 Class A, 0.5517% 4/25/19 (j)		12,264	12,288
Commercial Mortgage Securities - continued
		Principal Amount (000s)(d)	Value (000s)
Freddie Mac: - continued
pass-thru certificates Series K708 Class A1, 1.67% 10/25/18		$ 3,451	$ 3,540
pass-thru certificates sequential payer:
Series KP01 Class A2, 1.72% 1/25/19		23,080	23,572
Series K011 Class A2, 4.084% 11/25/20		2,480	2,815
Series K014 Class A2, 3.871% 4/25/21		6,110	6,865
Series K015 Class A2, 3.23% 7/25/21		10,980	11,828
sequential payer:
Series K006 Class A2, 4.251% 1/25/20		14,020	16,141
Series K009 Class A2, 3.808% 8/25/20		20,970	23,568
Series K017 Class A2, 2.873% 12/25/21		15,590	16,363
Series K710 Class A2, 1.883% 5/25/19		10,266	10,520
Series K501 Class A2, 1.655% 11/25/16		5,440	5,587
Series K706 Class A2, 2.323% 10/25/18		13,350	13,981
German Residential Asset Note Distributor PLC Series 1 Class A, 1.611% 7/20/16 (j)	EUR	1,003	1,287
REC Plantation Place Ltd. Series 5 Class A, 0.7413% 7/25/16 (Reg. S) (j)	GBP	854	1,295
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $161,922)			163,311
Foreign Government and Government Agency Obligations - 22.0%

Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		7,467	3,995
7% 9/12/13		50,570	49,984
7% 10/3/15		24,235	20,430
Aruba Government 4.625% 9/14/23 (f)		2,770	2,867
Bahamian Republic 6.95% 11/20/29 (f)		3,450	4,175
Banco Central del Uruguay:
value recovery A rights 1/2/21 (n)		500,000	0
value recovery B rights 1/2/21 (n)		750,000	0
Barbados Government:
7% 8/4/22 (f)		1,783	1,872
7.25% 12/15/21 (f)		530	567
Belarus Republic:
8.75% 8/3/15 (Reg. S)		15,235	15,730
8.95% 1/26/18		4,495	4,787
Bermuda Government 4.138% 1/3/23 (f)		2,490	2,646
Brazilian Federative Republic:
5.625% 1/7/41		5,090	5,955
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
Brazilian Federative Republic: - continued
7.125% 1/20/37		$ 7,325	$ 10,163
8.25% 1/20/34		5,940	9,044
10.125% 5/15/27		5,275	9,073
12.25% 3/6/30		4,660	9,064
Buoni Poliennali Del Tes:
3.5% 6/1/18	EUR	12,500	15,862
5.5% 11/1/22	EUR	32,950	44,862
Canadian Government:
1.25% 2/1/16	CAD	109,900	108,636
1.25% 3/1/18	CAD	50,000	49,092
1.5% 11/1/13	CAD	22,050	21,767
1.5% 6/1/23	CAD	57,250	54,401
3.5% 12/1/45	CAD	26,700	32,106
Central Bank of Nigeria warrants 11/15/20 (a)(n)		6,250	1,197
City of Buenos Aires 12.5% 4/6/15 (f)		11,945	11,587
Colombian Republic:
6.125% 1/18/41		4,640	5,835
7.375% 9/18/37		5,750	8,251
10.375% 1/28/33		6,970	11,919
11.75% 2/25/20		2,340	3,650
Congo Republic 3% 6/30/29 (e)		13,332	12,532
Costa Rican Republic 4.25% 1/26/23 (f)		2,865	2,865
Croatia Republic:
5.5% 4/4/23 (f)		2,765	2,751
6.25% 4/27/17 (f)		8,075	8,640
6.375% 3/24/21 (f)		5,415	5,808
6.625% 7/14/20 (f)		4,955	5,401
6.75% 11/5/19 (f)		5,410	5,904
Democratic Socialist Republic of Sri Lanka:
5.875% 7/25/22 (f)		1,570	1,633
6.25% 10/4/20 (f)		7,685	8,195
6.25% 7/27/21 (f)		3,640	3,886
7.4% 1/22/15 (f)		5,470	5,833
Dominican Republic:
1.3405% 8/30/24 (j)		6,063	5,639
7.5% 5/6/21 (f)		5,740	6,429
9.04% 1/23/18 (f)		3,071	3,409
El Salvador Republic:
7.625% 2/1/41 (f)		1,545	1,773
7.65% 6/15/35 (Reg. S)		2,435	2,794
8.25% 4/10/32 (Reg. S)		1,435	1,804
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
European Economic Community 2.75% 4/4/22 (Reg. S)	EUR	7,475	$ 10,439
European Union:
2.75% 9/21/21	EUR	14,000	19,583
3% 9/4/26 (Reg. S)	EUR	1,950	2,714
French Government:
OAT 3.25% 5/25/45	EUR	18,500	23,849
2.5% 7/25/16	EUR	13,350	18,252
Gabonese Republic 8.2% 12/12/17 (f)		2,150	2,607
Georgia Republic:
6.875% 4/12/21 (f)		3,850	4,408
7.5% 4/15/13		1,455	1,459
German Federal Republic:
0.5% 2/23/18	EUR	1,975	2,554
1.5% 2/15/23	EUR	24,700	32,308
1.75% 10/9/15	EUR	175,750	235,151
1.75% 7/4/22	EUR	70,300	94,694
3.25% 7/4/42	EUR	17,600	27,758
Ghana Republic 8.5% 10/4/17 (f)		3,040	3,458
Guatemalan Republic:
4.875% 2/13/28 (f)		1,685	1,660
5.75% 6/6/22 (f)		3,160	3,508
Hungarian Republic:
4.125% 2/19/18		2,852	2,717
4.75% 2/3/15		17,680	17,680
7.625% 3/29/41		8,905	9,083
Indonesian Republic:
4.875% 5/5/21 (f)		7,805	8,546
5.25% 1/17/42 (f)		7,185	7,652
5.875% 3/13/20 (f)		7,290	8,429
6.625% 2/17/37 (f)		5,025	6,193
6.875% 1/17/18 (f)		4,330	5,109
7.75% 1/17/38 (f)		7,700	10,726
8.5% 10/12/35 (Reg. S)		7,615	11,232
11.625% 3/4/19 (f)		8,270	11,992
Islamic Republic of Pakistan 7.125% 3/31/16 (f)		12,885	11,532
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23		26,802	34,850
5.5% 12/4/23		12,355	16,090
Italian Republic:
4.5% 7/15/15	EUR	36,450	48,780
4.5% 2/1/20	EUR	36,000	47,285
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
Italian Republic: - continued
5% 3/1/22	EUR	12,525	$ 16,664
5% 9/1/40	EUR	24,675	30,764
Japan Government:
1.1% 6/20/20	JPY	17,692,000	198,390
1.9% 9/20/30	JPY	5,690,000	66,853
Jordanian Kingdom 3.875% 11/12/15		2,635	2,566
KfW:
1.125% 1/15/20	EUR	22,200	28,457
1.25% 10/17/19	EUR	3,600	4,674
Latvian Republic:
2.75% 1/12/20 (f)		4,785	4,612
5.25% 6/16/21 (f)		2,365	2,661
Lebanese Republic:
4% 12/31/17		11,248	11,191
4.75% 11/2/16		2,750	2,743
5.15% 11/12/18		1,865	1,844
5.45% 11/28/19		5,445	5,377
6.375% 3/9/20		4,120	4,270
Lithuanian Republic:
6.125% 3/9/21 (f)		5,290	6,269
6.625% 2/1/22 (f)		4,370	5,364
7.375% 2/11/20 (f)		5,755	7,244
Moroccan Kingdom 4.25% 12/11/22 (f)		3,360	3,419
Panamanian Republic 8.875% 9/30/27		1,875	2,894
Peruvian Republic:
4% 3/7/27 (e)		5,671	5,688
5.625% 11/18/50		2,145	2,553
7.35% 7/21/25		1,765	2,489
8.75% 11/21/33		7,650	12,470
Philippine Republic:
7.5% 9/25/24		1,095	1,508
7.75% 1/14/31		7,660	11,088
9.5% 2/2/30		7,505	12,299
10.625% 3/16/25		5,755	9,676
Plurinational State of Bolivia 4.875% 10/29/22 (f)		4,720	4,685
Polish Government:
3% 3/17/23		2,870	2,784
6.375% 7/15/19		6,950	8,540
Provincia de Cordoba 12.375% 8/17/17 (f)		8,400	6,468
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		5,700	6,299
Republic of Iceland 5.875% 5/11/22 (f)		5,680	6,504
Republic of Iraq 5.8% 1/15/28 (Reg. S)		15,845	14,517
Republic of Namibia 5.5% 11/3/21 (f)		3,650	4,042
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
Republic of Nigeria:
0% 6/6/13	NGN	61,000	$ 376
0% 9/5/13	NGN	654,905	3,925
0% 10/10/13	NGN	356,000	2,118
0% 11/7/13	NGN	508,110	2,987
6.75% 1/28/21 (f)		2,705	3,124
Republic of Paraguay 4.625% 1/25/23 (f)		2,015	2,030
Republic of Senegal 8.75% 5/13/21 (f)		1,245	1,475
Republic of Serbia:
4.875% 2/25/20 (f)		3,750	3,703
5.25% 11/21/17 (f)		2,695	2,776
6.75% 11/1/24 (f)		24,352	24,381
Republic of Zambia 5.375% 9/20/22 (f)		2,660	2,640
Romanian Republic:
4.375% 8/22/23 (f)		3,800	3,715
6.75% 2/7/22 (f)		7,252	8,440
Russian Federation:
4.5% 4/4/22 (f)		3,400	3,719
5.625% 4/4/42 (f)		7,800	8,756
7.5% 3/31/30 (Reg. S)		43,288	53,569
11% 7/24/18 (Reg. S)		2,690	3,840
12.75% 6/24/28 (Reg. S)		16,625	31,795
Slovakia Republic 4.375% 5/21/22 (f)		4,915	5,210
State of Qatar 5.75% 1/20/42 (f)		3,530	4,210
State Oil Company of Azerbaijan Republic 5.45% 2/9/17		1,495	1,592
Swedish Kingdom 0.875% 1/31/18 (Reg.S)	EUR	12,000	15,563
Turkish Republic:
5.125% 3/25/22		3,795	4,175
5.625% 3/30/21		4,440	5,062
6% 1/14/41		5,940	6,653
6.25% 9/26/22		4,590	5,468
6.75% 4/3/18		6,910	8,137
6.75% 5/30/40		7,370	9,065
6.875% 3/17/36		12,320	15,154
7% 9/26/16		6,940	7,981
7% 3/11/19		2,895	3,496
7.25% 3/5/38		8,050	10,385
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
Turkish Republic: - continued
7.375% 2/5/25		$ 11,780	$ 15,049
7.5% 7/14/17		7,820	9,325
7.5% 11/7/19		6,990	8,720
8% 2/14/34		2,075	2,848
11.875% 1/15/30		4,075	7,427
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (f)		6,970	7,057
Ukraine Government:
6.25% 6/17/16 (f)		4,495	4,383
6.75% 11/14/17 (f)		2,525	2,496
7.65% 6/11/13 (f)		6,000	6,015
7.75% 9/23/20 (f)		3,430	3,550
7.8% 11/28/22 (f)		3,615	3,651
7.95% 6/4/14 (f)		6,950	7,103
7.95% 2/23/21 (f)		3,575	3,709
9.25% 7/24/17 (f)		5,745	6,197
United Arab Emirates 7.75% 10/5/20 (Reg. S)		2,145	2,654
United Kingdom, Great Britain and Northern Ireland:
1.25% 7/22/18	GBP	27,800	43,080
1.75% 9/7/22	GBP	54,500	82,742
2.25% 3/7/14	GBP	22,000	34,054
3.25% 1/22/44	GBP	29,700	45,496
4% 1/22/60	GBP	18,600	33,505
United Mexican States:
4.75% 3/8/44		6,234	6,468
5.125% 1/15/20		1,750	2,048
5.75% 10/12/2110		5,376	5,900
6.05% 1/11/40		12,210	15,110
6.75% 9/27/34		10,225	13,625
7.5% 4/8/33		2,900	4,154
8.3% 8/15/31		2,600	3,952
Uruguay Republic 7.875% 1/15/33 pay-in-kind		6,450	9,298
Venezuelan Republic:
oil recovery rights 4/15/20 (n)		97,601	2,977
6% 12/9/20		4,800	3,960
7% 3/31/38		4,180	3,260
8.5% 10/8/14		8,660	8,768
9% 5/7/23 (Reg. S)		18,835	17,969
9.25% 9/15/27		12,155	11,912
9.25% 5/7/28 (Reg. S)		6,930	6,601
9.375% 1/13/34		5,625	5,400
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
Venezuelan Republic: - continued
10.75% 9/19/13		$ 7,218	$ 7,326
11.75% 10/21/26 (Reg. S)		11,240	12,420
11.95% 8/5/31 (Reg. S)		18,295	20,536
12.75% 8/23/22		22,135	25,787
13.625% 8/15/18		7,745	9,004
Vietnamese Socialist Republic:
1.2599% 3/12/16 (j)		3,371	3,068
4% 3/12/28 (e)		14,848	12,027
6.875% 1/15/16 (f)		6,150	6,811
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,545,612)			2,677,939
Supranational Obligations - 0.2%

European Investment Bank 1% 7/13/18 (Cost $19,969)	EUR	15,000	19,333
Common Stocks - 0.4%
	Shares
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.0%
Remy International, Inc.	122,400	2,213
Automobiles - 0.0%
General Motors Co. (a)	6,679	186
General Motors Co.:
warrants 7/10/16 (a)	133,743	2,476
warrants 7/10/19 (a)	133,743	1,577
Motors Liquidation Co. GUC Trust (a)	36,934	997
		5,236
Hotels, Restaurants & Leisure - 0.1%
Station Holdco LLC (a)(p)(q)	4,989,172	7,284
Station Holdco LLC:
unit (h)(p)(q)	46,075	3
warrants 6/15/18 (a)(p)(q)	198,954	12
		7,299
Media - 0.0%
Haights Cross Communications, Inc. (a)	8,267	0
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
HMH Holdings, Inc. warrants 6/22/19 (a)(q)	32,078	$ 241
RDA Holding Co. warrants 2/19/14 (a)(q)	9,559	0
		241
TOTAL CONSUMER DISCRETIONARY		14,989
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc.	142,776	681
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Emerald Plantation Holdings Ltd. (a)	850,197	395
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.0%
Alion Science & Technology Corp. warrants 3/15/17 (a)	1,430	0
Airlines - 0.0%
Delta Air Lines, Inc. (a)	20,500	338
Building Products - 0.2%
Nortek, Inc. (a)	266,722	19,033
Nortek, Inc. warrants 12/7/14 (a)	7,154	157
		19,190
Marine - 0.0%
U.S. Shipping Partners Corp. (a)	12,063	0
U.S. Shipping Partners Corp. warrants 12/31/29 (a)	112,939	0
Trading Companies & Distributors - 0.0%
Penhall Acquisition Co.:
Class A (a)	6,088	530
Class B (a)	2,029	177
		707
Transportation Infrastructure - 0.1%
DeepOcean Group Holding BV (a)(f)	406,682	8,779
TOTAL INDUSTRIALS		29,014
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Unisys Corp. (a)	5,625	$ 128
Semiconductors & Semiconductor Equipment - 0.0%
MagnaChip Semiconductor Corp. (a)	49,030	849
TOTAL INFORMATION TECHNOLOGY		977
MATERIALS - 0.0%
Chemicals - 0.0%
LyondellBasell Industries NV Class A	467	30
Containers & Packaging - 0.0%
Rock-Tenn Co. Class A	5,694	528
Metals & Mining - 0.0%
Aleris International, Inc. (a)(q)	38,307	1,616
Paper & Forest Products - 0.0%
Emerald Plantation Holdings Ltd. (a)	850,197	395
NewPage Corp.	19,100	1,786
		2,181
TOTAL MATERIALS		4,355
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.	7,275	221
TOTAL COMMON STOCKS (Cost $63,922)		50,237
Preferred Stocks - 0.6%

Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Interpublic Group of Companies, Inc. 5.25%	4,000	4,699
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc. 7.00% pay-in-kind	57,438	410
TOTAL CONVERTIBLE PREFERRED STOCKS		5,109
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - 0.6%
FINANCIALS - 0.6%
Commercial Banks - 0.2%
SunTrust Banks, Inc. Series E, 5.875%	300,475	$ 7,548
Wells Fargo & Co. 5.20%	654,311	16,678
		24,226
Consumer Finance - 0.3%
Ally Financial, Inc. 7.00% (f)	32,379	31,812
Real Estate Investment Trusts - 0.1%
Public Storage Series V, 5.375%	390,000	9,890
TOTAL FINANCIALS		65,928
TOTAL PREFERRED STOCKS (Cost $58,373)		71,037
Floating Rate Loans - 3.8%
		Principal Amount (000s)(d)
CONSUMER DISCRETIONARY - 0.7%
Diversified Consumer Services - 0.0%
Laureate Education, Inc. Tranche B, term loan 5.25% 6/16/18 (j)		$ 938	947
Hotels, Restaurants & Leisure - 0.1%
Centaur Acquisition LLC:
Tranche 1LN, term loan 5.25% 2/20/19 (j)		1,585	1,599
Tranche 2LN, term loan 8.75% 2/20/20 (j)		1,575	1,605
Graton Economic Development Authority Tranche B, term loan 9% 8/22/18 (j)		2,295	2,398
Harrah's Entertainment, Inc. Tranche B 6LN, term loan 5.4542% 1/28/18 (j)		2,874	2,670
Mesquite Gaming LLC term loan 8.5% 8/1/15 (j)		281	247
MGM Mirage, Inc. Tranche B, term loan 4.25% 12/20/19 (j)		2,658	2,698
Stockbridge SBE Holdings LLC Tranche B, term loan 13% 5/2/17 (j)		900	972
			12,189
Leisure Equipment & Products - 0.0%
SRAM LLC. 2nd LN, term loan 8.5% 12/7/18 (j)		1,445	1,467
Floating Rate Loans - continued
		Principal Amount (000s)(d)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - 0.4%
Clear Channel Capital I LLC Tranche B, term loan 3.8537% 1/29/16 (j)		$ 7,268	$ 6,450
FoxCo Acquisition Sub, LLC Tranche B, term loan 5.5% 7/14/17 (j)		896	911
Getty Images, Inc. Tranche B, term loan 3.7836% 10/18/19 (j)		5,900	5,989
Gray Television, Inc. Tranche B, term loan 4.75% 10/11/19 (j)		2,815	2,850
Livent, Inc. Tranche A, term loan 18% 1/15/49 pay-in-kind (a)	CAD	9	9
McGraw-Hill Global Education Holdings, LLC Tranche B, term loan 9% 3/18/19 (j)		4,285	4,146
PRIMEDIA, Inc. Tranche B, term loan 7.5% 1/13/18 (j)		6,924	6,890
WideOpenWest Finance LLC Tranche B, term loan 6.25% 7/17/18 (j)		12,714	12,841
Zuffa LLC Tranche B, term loan 5.75% 2/25/20 (j)		4,344	4,409
			44,495
Specialty Retail - 0.2%
Burlington Coat Factory Warehouse Corp. Tranche B 1LN, term loan 5.5% 2/23/17 (j)		18,212	18,439
TOTAL CONSUMER DISCRETIONARY			77,537
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.0%
BJ's Wholesale Club, Inc. Tranche 2LN, term loan 9.75% 3/26/20 (j)		545	565
Focus Brands, Inc.:
Tranche 2LN, term loan 10.25% 8/21/18 (j)		2,865	2,937
Tranche B 1LN, term loan 6.2657% 2/21/18 (j)		1,102	1,119
Rite Aid Corp. Tranche 2LN, term loan 5.75% 8/21/20 (j)		515	534
			5,155
Food Products - 0.1%
AdvancePierre Foods, Inc. Tranche 1LN, term loan 5.75% 7/10/17 (j)		6,524	6,605
Household Products - 0.0%
Spectrum Brands Holdings, Inc. Tranche B, term loan 4.5025% 11/1/19 (j)		569	576
Floating Rate Loans - continued
		Principal Amount (000s)(d)	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 0.0%
Revlon Consumer Products Corp. Tranche B, term loan 4% 11/19/17 (j)		$ 3,966	$ 4,025
TOTAL CONSUMER STAPLES			16,361
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Alon USA Partners LP term loan 9.25% 11/13/18 (j)		3,247	3,361
Arch Coal, Inc. Tranche B, term loan 5.75% 5/16/18 (j)		3,226	3,274
Crestwood Holdings Partners LLC Tranche B, term loan 9.75% 3/26/18 (j)		5,695	5,852
Energy Transfer Equity LP Tranche B, term loan 3.75% 3/23/17 (j)		11,050	11,147
Panda Sherman Power, LLC term loan 9% 9/14/18 (j)		2,000	2,035
Samson Investment Co. Tranche 2LN, term loan 6% 9/25/18 (j)		1,270	1,284
			26,953
FINANCIALS - 0.4%
Diversified Financial Services - 0.2%
Flying Fortress, Inc. Tranche 3, term loan 5% 6/30/17 (j)		16,795	16,859
Sheridan Investment Partners I, LLC Tranche B 2LN, term loan 5% 10/1/19 (j)		7,587	7,672
			24,531
Insurance - 0.2%
Asurion Corp. Tranche B-1 1LN, term loan 4.75% 7/23/17 (j)		4,519	4,553
Asurion LLC Tranche B 1LN, term loan 4.5% 5/24/19 (j)		9,940	10,052
CNO Financial Group, Inc.:
Tranche B 1LN, term loan 4.25% 9/28/16 (j)		1,094	1,103
Tranche B 2LN, term loan 5% 9/28/18 (j)		698	711
Lonestar Intermediate Super Holdings LLC term loan 11% 9/2/19 (j)		9,815	10,551
			26,970
Floating Rate Loans - continued
		Principal Amount (000s)(d)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - 0.0%
Realogy Corp.:
Credit-Linked Deposit 3.2087% 10/10/13 (j)		$ 299	$ 299
Credit-Linked Deposit 4.4587% 10/10/16 (j)		569	569
			868
TOTAL FINANCIALS			52,369
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.2%
DaVita, Inc. Tranche A, term loan 2.71% 10/20/15 (j)		6,622	6,622
Emergency Medical Services Corp. Tranche B, term loan 4% 5/25/18 (j)		11,412	11,526
			18,148
Life Sciences Tools & Services - 0.2%
Jaguar Holding Co. II Tranche B, term loan 4.25% 12/5/18 (j)		12,675	12,833
PRA International Tranche B 1LN, term loan 6.5% 12/10/17 (j)		5,010	5,072
PRA International Tranche 2LN, term loan 10.5% 12/10/19 (j)		1,505	1,528
			19,433
Pharmaceuticals - 0.0%
Valeant Pharmaceuticals International Tranche BC 1LN, term loan 3.5% 12/11/19 (j)		4,369	4,424
TOTAL HEALTH CARE			42,005
INDUSTRIALS - 0.2%
Airlines - 0.1%
Northwest Airlines Corp. Tranche A, term loan 2.04% 12/31/18 (j)		8,165	7,593
Commercial Services & Supplies - 0.0%
Delos Aircraft, Inc. Tranche T 2LN, term loan 4.75% 4/12/16 (j)		1,095	1,100
GCA Services Group, Inc. Tranche 2LN, term loan 9.25% 11/1/20 (j)		2,195	2,239
Tervita Corp. Tranche B 1LN, term loan 6.25% 5/15/18 (j)		3,100	3,143
			6,482
Floating Rate Loans - continued
		Principal Amount (000s)(d)	Value (000s)
INDUSTRIALS - continued
Machinery - 0.1%
Pinafore LLC Tranche B 2LN, term loan 3.75% 9/21/16 (j)		$ 8,806	$ 8,938
TOTAL INDUSTRIALS			23,013
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.2%
Alcatel-Lucent USA, Inc.:
Tranche B, term loan 6.25% 8/1/16 (j)		275	279
Tranche C, term loan 7.25% 1/30/19 (j)		6,389	6,485
Cequel Communications LLC Tranche B, term loan 4% 2/14/19 (j)		12,553	12,694
			19,458
Electronic Equipment & Components - 0.0%
Aeroflex, Inc. Tranche B, term loan 5.75% 5/9/18 (j)		2,434	2,470
Flextronics International Ltd.:
Tranche B A1, term loan 2.4537% 10/1/14 (j)		139	140
Tranche B A2, term loan 2.4537% 10/1/14 (j)		300	300
Tranche B A3, term loan 2.4537% 10/1/14 (j)		350	350
Tranche B-A, term loan 2.4537% 10/1/14 (j)		485	486
			3,746
IT Services - 0.2%
First Data Corp. Tranche 1LN, term loan 5.2042% 9/24/18 (j)		3,700	3,723
RP Crown Parent, LLC:
Tranche 1LN, term loan 6.75% 12/21/18 (j)		11,451	11,680
Tranche 2LN, term loan 11.25% 12/21/19 (j)		9,440	9,818
			25,221
Semiconductors & Semiconductor Equipment - 0.0%
NXP BV Tranche C, term loan 4.75% 1/11/20 (j)		3,441	3,515
Software - 0.1%
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/24/20 (j)		6,160	6,422
Tranche B 1LN, term loan 4.5% 10/30/19 (j)		4,549	4,605
Lawson Software, Inc. Tranche B 2LN, term loan 5.25% 4/5/18 (j)		1,527	1,550
			12,577
TOTAL INFORMATION TECHNOLOGY			64,517
Floating Rate Loans - continued
		Principal Amount (000s)(d)	Value (000s)
MATERIALS - 0.2%
Chemicals - 0.0%
U.S. Coatings Acquisition, Inc. Tranche B, term loan 4.75% 1/14/20 (j)		$ 2,765	$ 2,803
Construction Materials - 0.1%
Fairmount Minerals Ltd. Tranche B, term loan 5.25% 3/15/17 (j)		6,907	6,959
Metals & Mining - 0.1%
Ameriforge Group, Inc.:
Tranche B 1LN, term loan 6% 1/25/20 (j)		813	823
Tranche B 2LN, term loan 9.75% 1/25/21 (j)		490	499
Fortescue Metals Group Ltd. Tranche B, term loan 5.25% 10/18/17 (j)		6,858	6,936
MRC Global, Inc. Tranche B, term loan 6.25% 11/9/19 (j)		8,940	9,041
Walter Energy, Inc. Tranche B, term loan 5.75% 4/1/18 (j)		1,069	1,074
			18,373
TOTAL MATERIALS			28,135
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.1%
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (j)		7,230	7,013
Integra Telecom Holdings, Inc.:
Tranche 2LN, term loan 9.75% 2/14/20 (j)		395	405
Tranche B 1LN, term loan 6% 2/14/19 (j)		3,460	3,512
Level 3 Financing, Inc. Tranche B 2LN, term loan 4.75% 8/1/19 (j)		7,125	7,196
			18,126
Wireless Telecommunication Services - 0.3%
Crown Castle Operating Co. Tranche B, term loan 4% 1/31/19 (j)		4,913	4,962
Digicel International Finance Ltd. Tranche D 1LN, term loan 3.8125% 3/31/17 (j)		3,385	3,368
Intelsat Jackson Holdings SA:
term loan 3.2047% 2/1/14 (j)		7,335	7,317
Floating Rate Loans - continued
		Principal Amount (000s)(d)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Intelsat Jackson Holdings SA: - continued
Tranche B, term loan 4.5% 4/2/18 (j)		$ 16,477	$ 16,683
Vodafone Americas Finance 2, Inc. term loan 6.875% 8/11/15		485	495
			32,825
TOTAL TELECOMMUNICATION SERVICES			50,951
UTILITIES - 0.7%
Electric Utilities - 0.6%
Essential Power LLC Tranche B, term loan 5.5% 8/8/19 (j)		3,071	3,117
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7326% 10/10/17 (j)		88,051	62,517
			65,634
Gas Utilities - 0.0%
Everest Acquisition LLC Tranche B 1LN, term loan 5% 4/24/18 (j)		2,650	2,690
Independent Power Producers & Energy Traders - 0.1%
Calpine Corp. Tranche B, term loan 4% 4/1/18 (j)		7,774	7,862
LSP Madison Funding LLC Tranche 1LN, term loan 5.5% 6/28/19 (j)		3,692	3,748
			11,610
TOTAL UTILITIES			79,934
TOTAL FLOATING RATE LOANS (Cost $457,342)			461,775
Sovereign Loan Participations - 0.1%

Indonesian Republic loan participation:
Citibank 1.25% 12/14/19 (j)		5,040	4,788
Goldman Sachs 1.1875% 12/14/19 (j)		4,619	4,388
1.25% 12/14/19 (j)		3,300	3,135
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $11,500)			12,311
Fixed-Income Funds - 0.5%
	Shares	Value (000s)
Fidelity Floating Rate Central Fund (k) (Cost $39,099)	574,640	$ 61,481
Preferred Securities - 0.4%
	Principal Amount (000s)(d)
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Globo Comunicacoes e Participacoes SA 6.25% (e)(f)(g)	2,855	3,062
NBCUniversal Enterprise, Inc. 5.25% (f)(g)	7,335	7,426
		10,488
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (g)	2,580	2,845
FINANCIALS - 0.3%
Commercial Banks - 0.0%
Wells Fargo & Co. 7.98% (g)(j)	2,035	2,355
Diversified Financial Services - 0.3%
Bank of America Corp.:
8% (g)(j)	3,065	3,509
8.125% (g)(j)	2,245	2,617
Citigroup, Inc. 5.95% (g)(j)	23,110	24,556
		30,682
TOTAL FINANCIALS		33,037
INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Odebrecht Finance Ltd. 7.5% (Reg. S) (g)	350	374
MATERIALS - 0.0%
Metals & Mining - 0.0%
CSN Islands XII Corp. 7% (Reg. S) (g)	7,290	7,412
TOTAL PREFERRED SECURITIES (Cost $50,426)		54,156
Other - 0.0%
	Shares	Value (000s)
Other - 0.0%
Idearc, Inc. Claim (a) (Cost $0)	1,675,371	$ 0
Money Market Funds - 2.6%

Fidelity Cash Central Fund, 0.15% (b) (Cost $315,112)	315,112,219	315,112
Cash Equivalents - 0.0%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.15%, dated 3/28/13 due 4/1/13 (Collateralized by U.S. Treasury Obligations) # (Cost $5,769)	5,769	5,769
TOTAL INVESTMENT PORTFOLIO - 103.5% (Cost $11,921,626)		12,537,534
NET OTHER ASSETS (LIABILITIES) - (3.5)%		(420,277)
NET ASSETS - 100%		$ 12,117,257
TBA Sale Commitments
	Principal Amount (000s)(d)
Fannie Mae
3% 4/1/43	$ (4,300)	(4,436)
3% 4/1/43	(1,000)	(1,032)
3% 4/1/43	(3,900)	(4,023)
3% 4/1/43	(21,700)	(22,384)
3% 4/1/43	(19,200)	(19,805)
3% 4/1/43	(19,200)	(19,805)
3% 4/1/43	(17,200)	(17,742)
3% 4/1/43	(17,200)	(17,742)
3% 4/1/43	(9,300)	(9,593)
3% 4/1/43	(29,100)	(30,017)
3% 4/1/43	(70,000)	(72,206)
3% 4/1/43	(17,100)	(17,639)
3% 4/1/43	(22,400)	(23,106)
3% 4/1/43	(17,200)	(17,742)
TBA Sale Commitments - continued
	Principal Amount (000s)(d)	Value (000s)
Fannie Mae - continued
3% 4/1/43	$ (17,100)	$ (17,639)
3% 4/1/43	(17,200)	(17,742)
3% 4/1/43	(3,600)	(3,713)
TOTAL TBA SALE COMMITMENTS (Proceeds $314,331)		$ (316,366)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
654 CBOT 2 Year U.S. Treasury Note Contracts	June 2013	$ 144,176	$ 129
77 CBOT U.S. Treasury Long Bond Contracts	June 2013	11,124	221
27 CBOT Ultra Long Term U.S. Treasury Bond Contracts	June 2013	4,255	30
TOTAL TREASURY CONTRACTS		$ 159,555	$ 380

The face value of futures purchased as a percentage of net assets is 1.3%
Swap Agreements
Interest Rate Swaps	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Counterparty
Deutsche Bank AG	Nov. 2014	$ 41,200	3-month LIBOR	0.38%	$ (41)	$ 0	$ (41)
JPMorgan Chase, Inc.	Nov. 2014	29,500	3-month LIBOR	0.38%	(23)	0	(23)
Deutsche Bank AG	Nov. 2017	13,200	3-month LIBOR	0.83%	(24)	0	(24)
JPMorgan Chase, Inc.	Nov. 2017	9,300	3-month LIBOR	0.76%	20	0	20
Deutsche Bank AG	Nov. 2022	13,400	3-month LIBOR	1.76%	139	0	139
JPMorgan Chase, Inc.	Nov. 2022	9,000	3-month LIBOR	1.62%	220	0	220
Swap Agreements - continued
Interest Rate Swaps	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Counterparty
JPMorgan Chase, Inc.	Jun. 2042	$ 2,400	3-month LIBOR	2.44%	$ 256	$ 0	$ 256
Deutsche Bank AG	Nov. 2042	8,000	3-month LIBOR	2.65%	496	0	496
JPMorgan Chase, Inc.	Nov. 2042	4,200	3-month LIBOR	2.46%	435	0	435
JPMorgan Chase, Inc.	Dec. 2042	33,532	3-month LIBOR	2.58%	2,597	0	2,597
TOTAL INTEREST RATE SWAPS					$ 4,075	$ 0	$ 4,075
Currency Abbreviations
BRL	-	Brazilian real
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
NGN	-	Nigerian naira
RUB	-	Russian ruble
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,313,788,000 or 19.1% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $490,000.
(j) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(m) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(n) Quantity represents share amount.
(o) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(p) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(q) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,156,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Aleris International, Inc.	6/1/10	$ 1,341
HMH Holdings, Inc. warrants 6/22/19	6/22/12	$ 62
RDA Holding Co. warrants 2/19/14	2/27/07	$ 3,000
Station Holdco LLC	6/17/11 - 3/15/12	$ 5,096
Station Holdco LLC unit	3/12/13	$ 3
Station Holdco LLC warrants 6/15/18	4/29/08 - 11/25/08	$ 15,268
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$5,769,000 due 4/01/13 at 0.15%
Barclays Capital, Inc.	$ 904
Citibank NA	2,531
Merrill Lynch, Pierce, Fenner & Smith, Inc.	634
UBS Securities LLC	1,700
$ 5,769
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 157
Fidelity Floating Rate Central Fund	771
Total	$ 928
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 60,326	$ -	$ -	$ 61,481	4.6%
Other Information

The following is a summary of the inputs used, as of March 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 19,688	$ 7,449	$ 4,699	$ 7,540
Consumer Staples	1,091	-	681	410
Financials	65,928	34,116	31,812	-
Industrials	29,014	19,528	-	9,486
Information Technology	977	977	-	-
Materials	4,355	558	-	3,797
Utilities	221	221	-	-
Corporate Bonds	4,881,050	-	4,880,786	264
U.S. Government and Government Agency Obligations	2,554,765	-	2,554,765	-
U.S. Government Agency - Mortgage Securities	790,385	-	790,385	-
Asset-Backed Securities	989	-	989	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Collateralized Mortgage Obligations	$ 417,884	$ -	$ 417,884	$ -
Commercial Mortgage Securities	163,311	-	163,311	-
Foreign Government and Government Agency Obligations	2,677,939	-	2,671,054	6,885
Supranational Obligations	19,333	-	19,333	-
Floating Rate Loans	461,775	-	453,678	8,097
Sovereign Loan Participations	12,311	-	-	12,311
Fixed-Income Funds	61,481	61,481	-	-
Preferred Securities	54,156	-	54,156	-
Other	-	-	-	-
Money Market Funds	315,112	315,112	-	-
Cash Equivalents	5,769	-	5,769	-
Total Investments in Securities:	$ 12,537,534	$ 439,442	$ 12,049,302	$ 48,790
Derivative Instruments:
Assets
Futures Contracts	$ 380	$ 380	$ -	$ -
Swap Agreements	4,163	-	4,163	-
Total Assets	$ 4,542	$ 380	$ 4,163	$ -
Liabilities
Swap Agreements	$ (88)	$ -	$ (88)	$ -
Total Derivative Instruments:	$ 4,455	$ 380	$ 4,075	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (316,366)	$ -	$ (316,366)	$ -
Income Tax Information

At March 31, 2013, the cost of investment securities for income tax purposes was $11,877,820,000. Net unrealized appreciation aggregated $659,713,000, of which $780,965,000 related to appreciated investment securities and $121,252,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, floating rate loans, foreign government and government agency obligations, preferred securities, supranational obligations, U.S. government and government agency obligations, and sovereign loan participations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Swap agreements are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swap agreements may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swap agreements are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 30, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 30, 2013